Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (20.4%)
	BHP Group Ltd.	6,029,771	211,176
	Commonwealth Bank of Australia	2,046,402	159,746
	CSL Ltd.	576,571	121,743
	National Australia Bank Ltd.	3,803,691	85,827
	Westpac Banking Corp.	4,177,194	70,285
	ANZ Group Holdings Ltd.	3,582,953	63,764
	Woodside Energy Group Ltd.	2,273,480	58,869
	Macquarie Group Ltd.	418,545	55,838
	Wesfarmers Ltd.	1,365,187	48,132
	Rio Tinto Ltd.	447,260	40,136
	Woolworths Group Ltd.	1,459,864	37,310
	Transurban Group (XASX)	3,692,473	36,202
	Goodman Group	2,207,276	31,484
	Fortescue Metals Group Ltd.	1,900,934	30,026
	Amcor plc GDR	1,796,798	21,463
	Aristocrat Leisure Ltd.	796,363	19,227
	Coles Group Ltd.	1,512,364	19,022
	Santos Ltd.	3,613,301	18,445
	South32 Ltd.	5,535,070	17,762
	QBE Insurance Group Ltd.	1,768,858	17,259
	Newcrest Mining Ltd. (XASX)	1,062,317	16,879
	Brambles Ltd.	1,647,692	14,011
	Telstra Group Ltd.	4,836,328	13,978
	Scentre Group	6,286,047	13,639
	Suncorp Group Ltd.	1,504,834	13,377
	Sonic Healthcare Ltd.	571,307	12,796
	Mineral Resources Ltd.	198,620	12,575
	Northern Star Resources Ltd.	1,353,977	12,065
	James Hardie Industries plc GDR	529,877	11,890
	Cochlear Ltd.	76,104	11,498
	ASX Ltd.	229,480	11,230
	Origin Energy Ltd.	2,076,812	11,027
	Computershare Ltd. (XASX)	639,533	10,771
*	Pilbara Minerals Ltd.	3,146,838	10,705
	APA Group	1,403,576	10,504
	Insurance Australia Group Ltd.	2,929,133	10,172
	Ramsay Health Care Ltd.	207,920	9,825
*	Lottery Corp. Ltd.	2,652,785	8,847
	Treasury Wine Estates Ltd.	852,085	8,777
	Atlas Arteria Ltd.	1,725,178	8,390
*	Xero Ltd.	150,646	8,303
	WiseTech Global Ltd.	188,952	8,193

		Shares	Market Value ($000)
	BlueScope Steel Ltd.	588,090	8,019
	Stockland	2,796,668	7,815
	OZ Minerals Ltd.	391,174	7,748
	IGO Ltd.	739,330	7,686
	Endeavour Group Ltd.	1,631,647	7,661
	Mirvac Group	4,650,141	7,513
	Dexus (XASX)	1,263,697	7,327
	GPT Group	2,251,052	7,297
	SEEK Ltd.	419,187	7,260
*	Lynas Rare Earths Ltd.	1,067,812	7,148
	Medibank Pvt Ltd.	3,287,640	6,849
	Vicinity Ltd.	4,487,127	6,565
	Washington H Soul Pattinson & Co. Ltd.	316,839	6,453
	carsales.com Ltd.	397,763	6,440
*	Allkem Ltd.	690,672	6,412
	Ampol Ltd.	284,340	6,166
	Incitec Pivot Ltd.	2,310,019	5,648
	Whitehaven Coal Ltd.	933,048	5,548
	Orica Ltd.	527,634	5,537
	Charter Hall Group	555,019	5,465
	Aurizon Holdings Ltd.	2,079,888	5,436
	REA Group Ltd.	60,537	5,428
	Cleanaway Waste Management Ltd.	2,792,683	5,411
	ALS Ltd.	574,985	5,335
	Lendlease Corp. Ltd.	812,694	4,963
	Worley Ltd.	448,514	4,924
	IDP Education Ltd.	219,564	4,886
	Steadfast Group Ltd.	1,282,540	4,765
	Bendigo & Adelaide Bank Ltd.	664,053	4,734
	Evolution Mining Ltd.	2,060,237	4,682
	JB Hi-Fi Ltd.	135,888	4,672
*	Qantas Airways Ltd.	1,024,714	4,625
	Qube Holdings Ltd.	2,019,955	4,392
	AGL Energy Ltd.	799,659	4,337
	Altium Ltd.	149,334	4,135
	Challenger Ltd.	797,226	4,087
*	NEXTDC Ltd.	555,684	3,927
	Domino's Pizza Enterprises Ltd.	72,679	3,918
	Iluka Resources Ltd.	503,093	3,871
	Bank of Queensland Ltd.	766,911	3,792
*	AMP Ltd.	3,669,081	3,480
	Metcash Ltd.	1,174,439	3,480
	Technology One Ltd.	334,608	3,460
	Alumina Ltd.	3,046,093	3,389
	nib holdings Ltd.	603,295	3,363
	Ansell Ltd.	154,709	3,092
	Reece Ltd.	252,641	2,904
	Pro Medicus Ltd.	59,906	2,861
	Breville Group Ltd.	174,290	2,810
	Champion Iron Ltd.	546,998	2,783
	Seven Group Holdings Ltd.	172,139	2,771
	Nine Entertainment Co. Holdings Ltd.	1,861,583	2,693
	Region RE Ltd.	1,359,317	2,608
[1]	Perpetual Ltd.	140,373	2,543
	Sandfire Resources Ltd. (XASX)	569,443	2,538
*,1	Liontown Resources Ltd.	2,183,837	2,458
	Charter Hall Long Wale REIT	752,695	2,436
	Perseus Mining Ltd.	1,585,116	2,408

		Shares	Market Value ($000)
	Reliance Worldwide Corp. Ltd.	958,651	2,401
	National Storage REIT	1,441,614	2,373
	Beach Energy Ltd.	2,168,756	2,331
*	Webjet Ltd.	476,847	2,324
	CSR Ltd.	604,614	2,263
	Downer EDI Ltd.	843,979	2,259
	Harvey Norman Holdings Ltd.	706,734	2,244
	Orora Ltd.	1,037,761	2,196
*	Paladin Energy Ltd.	3,562,254	2,172
[2]	Viva Energy Group Ltd.	1,035,481	2,141
	Sims Ltd.	195,934	2,127
	HomeCo Daily Needs REIT	2,208,184	2,120
	Premier Investments Ltd.	105,884	2,094
	Insignia Financial Ltd.	820,972	2,038
	ARB Corp. Ltd.	88,498	2,011
*,1,3	Flight Centre Travel Group Ltd.	176,133	1,981
	Super Retail Group Ltd.	215,551	1,945
	Tabcorp Holdings Ltd.	2,609,483	1,941
	Eagers Automotive Ltd.	237,077	1,928
	Bapcor Ltd.	408,812	1,849
	Corporate Travel Management Ltd.	141,052	1,848
	Nufarm Ltd.	436,582	1,837
*	Chalice Mining Ltd.	394,875	1,820
*,1	Core Lithium Ltd.	2,141,442	1,786
*	De Grey Mining Ltd.	1,675,760	1,776
	Waypoint REIT Ltd.	899,047	1,775
	Lifestyle Communities Ltd.	121,112	1,688
	IRESS Ltd.	237,391	1,675
	BWP Trust	599,645	1,668
	Charter Hall Retail REIT	587,458	1,668
	Deterra Royalties Ltd.	478,024	1,659
	AUB Group Ltd.	97,139	1,627
	Healius Ltd.	688,543	1,571
	GrainCorp Ltd. Class A	289,965	1,557
	Ingenia Communities Group	466,128	1,535
*	Star Entertainment Grp Ltd.	1,090,087	1,504
	Centuria Industrial REIT	630,818	1,500
	TPG Telecom Ltd.	438,370	1,499
*	Sayona Mining Ltd.	7,870,785	1,472
	Gold Road Resources Ltd.	1,230,090	1,439
	Elders Ltd.	198,271	1,365
	InvoCare Ltd.	163,981	1,340
[2]	Coronado Global Resources Inc. GDR	916,149	1,327
	Regis Resources Ltd.	861,585	1,310
	HUB24 Ltd.	68,900	1,285
*	PEXA Group Ltd.	138,995	1,283
*,1	PolyNovo Ltd.	704,319	1,259
	Centuria Capital Group	937,765	1,246
	Blackmores Ltd.	19,879	1,235
	Nickel Mines Ltd.	1,566,308	1,225
*	Syrah Resources Ltd.	771,656	1,213
	Costa Group Holdings Ltd. (XASX)	578,381	1,203
	Abacus Property Group	604,611	1,198
	New Hope Corp. Ltd.	286,602	1,188
	Lovisa Holdings Ltd.	62,783	1,179
	EVT Ltd.	117,710	1,176
	Credit Corp. Group Ltd.	75,800	1,171
	IPH Ltd.	191,357	1,157

		Shares	Market Value ($000)
*	Capricorn Metals Ltd.	357,028	1,151
	Brickworks Ltd.	65,957	1,111
	Charter Hall Social Infrastructure REIT	441,088	1,088
	Magellan Financial Group Ltd.	170,067	1,081
	Bega Cheese Ltd.	391,162	1,077
	Arena REIT	404,020	1,072
	NRW Holdings Ltd.	493,495	1,065
	GUD Holdings Ltd.	173,760	1,032
*	West African Resources Ltd.	1,258,857	998
	Monadelphous Group Ltd.	100,239	988
*	Telix Pharmaceuticals Ltd.	194,141	983
*	Karoon Energy Ltd.	591,837	979
	Netwealth Group Ltd.	102,370	976
*	Silver Lake Resources Ltd.	1,042,223	964
*	Nanosonics Ltd.	274,832	948
*	Bellevue Gold Ltd.	1,117,102	948
	Boral Ltd.	381,520	932
*,1	Lake Resources NL	1,587,645	931
	Platinum Asset Management Ltd.	594,501	908
	Rural Funds Group	511,705	907
	G8 Education Ltd.	979,362	871
	Imdex Ltd.	489,063	868
*	Helia Group Ltd.	435,552	864
	Data#3 Ltd.	163,173	848
*	Omni Bridgeway Ltd.	294,897	847
	Collins Foods Ltd.	146,994	839
	Johns Lyng Group Ltd.	201,352	839
	Pinnacle Investment Management Group Ltd.	110,442	823
	Cromwell Property Group	1,594,286	819
	Link Administration Holdings Ltd.	599,148	817
	Adbri Ltd.	618,826	814
[1]	Clinuvel Pharmaceuticals Ltd.	44,502	798
	Ramelius Resources Ltd.	1,105,075	784
	Centuria Office REIT	683,467	776
	GQG Partners Inc. GDR	721,305	774
[1]	United Malt Grp Ltd.	297,907	770
*,2	Life360 Inc. GDR	188,951	751
*	ioneer Ltd.	2,417,577	744
*,3	AVZ Minerals Ltd.	2,673,048	736
*	Megaport Ltd.	176,678	735
	McMillan Shakespeare Ltd.	70,343	704
	Hansen Technologies Ltd.	186,082	703
*	Imugene Ltd.	7,180,199	695
*	Perenti Ltd.	781,086	694
*	Calix Ltd.	175,617	694
	Myer Holdings Ltd.	981,886	680
	Growthpoint Properties Australia Ltd.	292,378	675
	Domain Holdings Australia Ltd.	288,103	659
	APM Human Services International Ltd.	347,547	639
	Jumbo Interactive Ltd.	57,338	635
*	SiteMinder Ltd.	237,927	635
*,1	Vulcan Energy Resources Ltd.	122,544	624
	Kelsian Group Ltd.	146,976	610
*	Mincor Resources NL	561,398	607
	Accent Group Ltd.	388,847	605
	Hotel Property Investments	231,409	575
[1]	HMC Capital Ltd.	172,452	564
	oOh!media Ltd.	552,185	562

		Shares	Market Value ($000)
*,1	BrainChip Holdings Ltd.	1,211,011	548
*	Judo Capital Holdings Ltd.	573,739	543
*	Temple & Webster Group Ltd.	129,839	530
*	St. Barbara Ltd.	977,188	528
	Sigma Healthcare Ltd.	1,164,311	523
*,1	Mesoblast Ltd.	757,785	511
	Codan Ltd.	133,368	504
*,1	Resolute Mining Ltd.	2,495,009	486
*	Leo Lithium Ltd.	1,099,386	480
	Dexus Industria REIT	213,043	466
*	Ventia Services Group Pty Ltd.	270,951	462
*	Eclipx Group Ltd.	313,052	452
*	Aussie Broadband Ltd.	211,233	451
	Integral Diagnostics Ltd.	198,768	450
	Nick Scali Ltd.	52,160	444
	GWA Group Ltd.	284,175	437
	Praemium Ltd.	791,650	432
	Dicker Data Ltd.	56,322	425
	Select Harvests Ltd.	148,977	422
	Austal Ltd.	358,175	420
*	Tyro Payments Ltd.	391,472	417
	29Metals Ltd.	297,578	415
*	Jervois Global Ltd.	2,375,691	414
*	Australian Agricultural Co. Ltd.	335,925	411
	Australian Ethical Investment Ltd.	130,610	409
	SmartGroup Corp. Ltd.	101,640	407
*	Cooper Energy Ltd.	3,081,148	392
*	Audinate Group Ltd.	72,729	392
*	Macquarie Telecom Group Ltd.	9,797	388
*	Westgold Resources Ltd.	447,802	386
	Estia Health Ltd.	265,036	379
	Inghams Group Ltd.	183,955	378
*,1	Zip Co. Ltd.	747,647	353
*,1	Novonix Ltd.	268,617	352
	MyState Ltd.	124,369	351
*	Seven West Media Ltd.	1,084,640	347
*	Neometals Ltd.	572,729	346
	GDI Property Group	591,218	338
	Infomedia Ltd.	426,775	334
*	OFX Group Ltd.	235,350	328
	Emeco Holdings Ltd.	610,268	327
*	Mount Gibson Iron Ltd.	729,086	310
*	Opthea Ltd.	440,966	296
	Australian Finance Group Ltd.	244,738	293
*,1	Paradigm Biopharmaceuticals Ltd.	295,007	291
	Australian Clinical Labs Ltd.	130,562	287
	Baby Bunting Group Ltd.	148,688	284
	Service Stream Ltd.	606,984	267
*	Solvar Ltd.	179,057	265
*	Alkane Resources Ltd.	554,737	264
*	Ardent Leisure Group Ltd.	534,117	263
*	PointsBet Holdings Ltd.	258,353	260
*	Superloop Ltd.	482,848	246
*	Carnarvon Energy Ltd.	2,164,469	230
*,1	Kogan.com Ltd.	70,421	225
	Macmahon Holdings Ltd.	2,006,526	220
	Appen Ltd.	119,671	219
	Jupiter Mines Ltd.	1,264,559	205

		Shares	Market Value ($000)
	Southern Cross Media Group Ltd.	249,608	204
*	Incannex Healthcare Ltd.	1,529,453	202
*	Fineos Corp. Ltd. GDR	144,735	197
[1]	Mayne Pharma Group Ltd.	91,456	196
	Cedar Woods Properties Ltd.	57,580	187
	Regis Healthcare Ltd.	143,319	177
	Pact Group Holdings Ltd.	237,449	177
*	EML Payments Ltd.	371,810	177
	Bravura Solutions Ltd.	288,216	177
	SG Fleet Group Ltd.	119,815	172
*,1	Australian Strategic Materials Ltd.	130,387	167
*,1	Starpharma Holdings Ltd. Class A	407,990	163
*,1	Bubs Australia Ltd.	727,379	163
*	Aurelia Metals Ltd.	1,530,117	158
	Navigator Global Investments Ltd.	177,070	156
	Humm Group Ltd.	369,560	156
*	Betmakers Technology Group Ltd.	877,786	141
*	Nuix Ltd.	216,050	137
*	Andromeda Metals Ltd.	3,616,967	131
*,1	AMA Group Ltd.	891,757	129
*	PWR Holdings Ltd.	13,277	116
*	Arafura Rare Earths Ltd.	237,910	93
*,1	Dubber Corp. Ltd.	321,356	91
*	Tietto Minerals Ltd.	136,352	73
*	Argosy Minerals Ltd.	154,832	71
*	City Chic Collective Ltd.	139,908	64
*	Redbubble Ltd.	199,131	63
*	New Century Resources Ltd.	91,169	60
*,3	Firefinch Ltd.	1,170,950	50
*,1	Electro Optic Systems Holdings Ltd.	111,437	49
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	32,581	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	11,660	—
			1,865,840
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	44
	Lee's Pharmaceutical Holdings Ltd.	29,793	7
			51
Hong Kong (6.9%)
	AIA Group Ltd.	14,322,649	161,955
	Hong Kong Exchanges & Clearing Ltd.	1,527,664	68,711
	Sun Hung Kai Properties Ltd.	1,691,974	23,995
	Link REIT	2,578,898	20,642
	CK Hutchison Holdings Ltd.	3,181,559	20,247
	Techtronic Industries Co. Ltd.	1,569,656	20,236
	Galaxy Entertainment Group Ltd.	2,574,062	17,919
	CK Asset Holdings Ltd.	2,353,933	15,050
	BOC Hong Kong Holdings Ltd.	4,275,259	14,942
	CLP Holdings Ltd.	1,953,360	14,513
	Hang Seng Bank Ltd.	860,552	14,331
	Hong Kong & China Gas Co. Ltd.	12,986,546	13,039
	Jardine Matheson Holdings Ltd.	235,852	12,537
*	Sands China Ltd.	2,876,736	10,788
	Wharf Real Estate Investment Co. Ltd.	1,865,283	10,678
	Power Assets Holdings Ltd.	1,655,207	9,365
	MTR Corp. Ltd.	1,713,686	9,171
	Lenovo Group Ltd.	8,978,000	7,201
	Hongkong Land Holdings Ltd.	1,324,447	6,475

		Shares	Market Value ($000)
[2]	Budweiser Brewing Co. APAC Ltd.	2,021,800	6,379
[2]	WH Group Ltd.	9,345,040	5,755
	Henderson Land Development Co. Ltd.	1,522,190	5,623
	Sino Land Co. Ltd.	4,270,443	5,549
	Xinyi Glass Holdings Ltd.	2,442,640	5,201
	New World Development Co. Ltd.	1,660,539	4,963
[2]	ESR Cayman Ltd.	2,430,041	4,865
*,2	Samsonite International SA	1,563,197	4,657
	Chow Tai Fook Jewellery Group Ltd.	2,136,418	4,573
	Hang Lung Properties Ltd.	2,140,841	4,037
	PRADA SpA	610,804	3,906
	CK Infrastructure Holdings Ltd.	692,313	3,852
	Swire Properties Ltd.	1,272,435	3,576
	Swire Pacific Ltd. Class B	2,395,686	3,313
	Want Want China Holdings Ltd.	5,082,220	3,310
	ASM Pacific Technology Ltd.	383,536	3,168
	SITC International Holdings Co. Ltd.	1,406,586	3,073
	Wharf Holdings Ltd.	1,172,283	3,054
	Swire Pacific Ltd. Class A	323,252	2,962
	Orient Overseas International Ltd.	154,500	2,568
	PCCW Ltd.	5,096,133	2,504
	Hysan Development Co. Ltd.	689,571	2,320
*,1	HUTCHMED China Ltd.	622,000	2,297
*,1	AAC Technologies Holdings Inc.	861,257	2,295
[2]	BOC Aviation Ltd.	262,025	2,182
	Man Wah Holdings Ltd.	1,849,852	2,139
*	Wynn Macau Ltd.	1,836,829	2,102
	Hang Lung Group Ltd.	1,115,920	2,059
	Vitasoy International Holdings Ltd.	950,304	2,019
	Pacific Basin Shipping Ltd.	5,598,236	1,976
[2]	Js Global Lifestyle Co. Ltd.	1,576,500	1,906
	Kerry Properties Ltd.	716,590	1,817
	NWS Holdings Ltd.	1,889,887	1,781
*	NagaCorp Ltd.	1,819,959	1,664
*	SJM Holdings Ltd.	2,860,798	1,622
	L'Occitane International SA	550,873	1,533
	Fortune REIT	1,759,996	1,523
	Yue Yuen Industrial Holdings Ltd.	926,158	1,519
	Bank of East Asia Ltd.	1,090,932	1,401
	Luk Fook Holdings International Ltd.	394,406	1,368
	VTech Holdings Ltd.	205,550	1,359
	Dairy Farm International Holdings Ltd.	403,701	1,292
	Champion REIT	2,731,900	1,211
*	Melco International Development Ltd.	922,274	1,200
*,1	Cathay Pacific Airways Ltd.	1,130,504	1,127
*	MGM China Holdings Ltd.	878,136	1,109
*	Shangri-La Asia Ltd.	1,234,928	1,078
*	MMG Ltd.	3,132,286	1,015
*,1	Vobile Group Ltd.	1,753,000	1,006
	First Pacific Co. Ltd.	2,615,939	912
	United Energy Group Ltd.	9,064,000	891
*	Cowell e Holdings Inc.	439,000	863
*,1	Theme International Holdings Ltd.	6,550,000	854
	Cafe de Coral Holdings Ltd.	442,447	775
	HKBN Ltd.	1,096,157	771
	Johnson Electric Holdings Ltd.	550,019	755
	Nexteer Automotive Group Ltd.	931,211	677
*	China Travel International Investment Hong Kong Ltd.	3,122,268	667

		Shares	Market Value ($000)
*,2	Sirnaomics Ltd.	100,200	649
	Sunlight REIT	1,344,089	595
	Kerry Logistics Network Ltd.	304,111	594
*,2	Hua Medicine	1,010,000	583
[1]	Huabao International Holdings Ltd.	1,088,071	557
	CITIC Telecom International Holdings Ltd.	1,559,470	555
	EC Healthcare	436,000	523
	Jinchuan Group International Resources Co. Ltd.	5,241,000	517
	K Wah International Holdings Ltd.	1,366,843	509
	LK Technology Holdings Ltd.	427,841	499
	Stella International Holdings Ltd.	484,500	489
*,1	Realord Group Holdings Ltd.	406,000	458
	VSTECS Holdings Ltd.	700,000	438
	Hong Kong Technology Venture Co. Ltd.	597,142	427
	Prosperity REIT	1,407,661	410
	Value Partners Group Ltd.	978,665	399
*	Shun Tak Holdings Ltd.	1,839,370	398
	Dah Sing Financial Holdings Ltd.	149,860	397
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	251,000	382
	Giordano International Ltd.	1,450,590	381
[1]	Powerlong Real Estate Holdings Ltd.	1,687,000	376
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	439,800	360
*	IGG Inc.	945,628	356
*,1,2	Everest Medicines Ltd.	111,000	355
	SUNeVision Holdings Ltd.	611,000	354
*	Esprit Holdings Ltd. (XHKG)	3,334,295	354
*,1,2	FIT Hon Teng Ltd.	1,231,000	354
	United Laboratories International Holdings Ltd.	533,873	353
*,2	Fosun Tourism Group	236,600	341
	Chow Sang Sang Holdings International Ltd.	220,922	337
	Far East Consortium International Ltd.	1,231,942	323
*,1	Sa Sa International Holdings Ltd.	1,202,953	314
*	Haitong International Securities Group Ltd.	2,721,280	313
*,1	C-Mer Eye Care Holdings Ltd.	478,000	299
	Truly International Holdings Ltd.	1,667,603	291
	Dah Sing Banking Group Ltd.	359,556	291
	Texhong Textile Group Ltd.	318,500	291
	Sun Hung Kai & Co. Ltd.	614,182	262
*,2	Antengene Corp. Ltd.	392,000	258
*,1,2	Frontage Holdings Corp.	714,000	254
	Vesync Co. Ltd.	449,000	244
	SmarTone Telecommunications Holdings Ltd.	350,235	236
	Guotai Junan International Holdings Ltd.	2,336,336	233
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,296,301	225
	CITIC Resources Holdings Ltd.	3,522,000	223
[2]	IMAX China Holding Inc.	146,375	196
	Asia Cement China Holdings Corp.	411,000	194
*	OCI International Holdings Ltd.	1,062,600	189
	Dynam Japan Holdings Co. Ltd.	250,744	183
*,1	Apollo Future Mobility Group Ltd.	6,752,000	176
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	259,000	176
*	Television Broadcasts Ltd.	347,747	173
[1]	Powerlong Commercial Management Holdings Ltd.	207,500	172
[2]	Crystal International Group Ltd.	452,788	144
*	Chinese Estates Holdings Ltd.	447,000	142
	Singamas Container Holdings Ltd.	1,511,323	141
	Texwinca Holdings Ltd.	731,037	127
*	Digital Domain Holdings Ltd.	2,627,803	87

		Shares	Market Value ($000)
*	Glory Sun Financial Group Ltd.	1,640,600	85
	CMBC Capital Holdings Ltd.	386,500	83
*,1,2	VPower Group International Holdings Ltd.	832,000	52
*	Convoy	10,860,141	3
*,3	Brightoil	2,476,222	—
*,3	MH Development NPV	366,000	—
*,3	Agritrade Resources Ltd.	2,330,000	—
			631,448
Japan (55.3%)
	Toyota Motor Corp.	14,545,674	213,614
	Sony Group Corp.	1,479,830	132,225
	Keyence Corp.	233,766	107,619
	Mitsubishi UFJ Financial Group Inc.	14,105,672	103,322
	Daiichi Sankyo Co. Ltd.	2,252,847	70,755
	Shin-Etsu Chemical Co. Ltd.	464,650	68,500
	Sumitomo Mitsui Financial Group Inc.	1,555,588	67,608
	Tokyo Electron Ltd.	177,084	61,895
	KDDI Corp.	1,934,266	60,433
	Takeda Pharmaceutical Co. Ltd.	1,810,624	56,921
	Hitachi Ltd.	1,080,128	56,645
	Daikin Industries Ltd.	317,473	55,143
	SoftBank Group Corp.	1,161,670	54,996
	Nintendo Co. Ltd.	1,260,850	54,668
	Mitsui & Co. Ltd.	1,813,257	53,496
	Recruit Holdings Co. Ltd.	1,656,466	53,272
	ITOCHU Corp.	1,606,292	51,918
	Honda Motor Co. Ltd.	2,040,886	50,484
	Mitsubishi Corp.	1,421,921	47,614
	Mizuho Financial Group Inc.	3,047,037	47,596
	Tokio Marine Holdings Inc.	2,266,072	47,462
	Hoya Corp.	414,646	45,599
	Seven & i Holdings Co. Ltd.	919,449	43,410
	Nippon Telegraph & Telephone Corp.	1,377,086	41,293
	FANUC Corp.	229,268	40,509
	Murata Manufacturing Co. Ltd.	672,379	38,420
	Oriental Land Co. Ltd.	224,090	37,338
	Softbank Corp.	3,261,467	37,318
	Fast Retailing Co. Ltd.	61,380	37,280
	SMC Corp.	67,229	34,146
	Astellas Pharma Inc.	2,206,001	32,473
	Fujitsu Ltd.	223,482	31,819
	Nidec Corp.	548,866	30,418
	Japan Tobacco Inc.	1,415,069	28,856
	Denso Corp.	528,203	28,526
	Olympus Corp.	1,500,520	28,209
	Dai-ichi Life Holdings Inc.	1,171,295	27,482
	Komatsu Ltd.	1,089,337	26,770
	Central Japan Railway Co.	218,952	26,707
	Canon Inc.	1,156,711	25,670
	Mitsubishi Electric Corp.	2,314,714	25,510
	Bridgestone Corp.	673,428	25,141
	ORIX Corp.	1,421,111	24,987
	Shiseido Co. Ltd.	463,638	24,098
	East Japan Railway Co.	429,945	23,973
	Sumitomo Corp.	1,332,501	23,918
	Panasonic Corp.	2,548,135	23,630
	Terumo Corp.	785,632	22,870
	Marubeni Corp.	1,840,143	22,576

		Shares	Market Value ($000)
	FUJIFILM Holdings Corp.	422,587	22,364
	Japan Post Holdings Co. Ltd.	2,523,121	22,152
	Kao Corp.	543,525	21,970
	Mitsui Fudosan Co. Ltd.	1,085,060	20,338
	Suzuki Motor Corp.	540,847	20,278
	Nippon Steel Corp.	972,516	20,243
	Chugai Pharmaceutical Co. Ltd.	774,438	20,077
	Eisai Co. Ltd.	316,634	19,590
	Kubota Corp.	1,287,305	19,346
	Asahi Group Holdings Ltd.	579,354	19,132
	Ajinomoto Co. Inc.	570,234	18,800
	Kyocera Corp.	362,092	18,789
	Daiwa House Industry Co. Ltd.	763,070	18,325
	Unicharm Corp.	462,434	17,640
	Toshiba Corp.	502,958	17,275
	MS&AD Insurance Group Holdings Inc.	538,468	17,271
	Mitsubishi Estate Co. Ltd.	1,339,859	17,221
	Lasertec Corp.	90,946	17,218
	Aeon Co. Ltd.	838,438	17,189
	Shimano Inc.	91,833	16,377
	Otsuka Holdings Co. Ltd.	508,421	16,310
	Advantest Corp.	224,049	16,060
	Sompo Holdings Inc.	370,920	15,968
	Sumitomo Mitsui Trust Holdings Inc.	428,836	15,622
	Bandai Namco Holdings Inc.	233,343	15,605
	Shionogi & Co. Ltd.	322,707	15,378
	TDK Corp.	429,481	15,344
	Sysmex Corp.	228,111	15,143
*	Renesas Electronics Corp.	1,451,663	14,932
	Resona Holdings Inc.	2,587,713	14,320
	Nomura Holdings Inc.	3,546,314	14,153
	Secom Co. Ltd.	234,297	13,958
	M3 Inc.	503,388	13,764
	Kirin Holdings Co. Ltd.	890,501	13,722
[1]	Nippon Yusen KK	572,777	13,626
	Mitsubishi Heavy Industries Ltd.	343,439	13,466
	Obic Co. Ltd.	79,388	12,728
[1]	Sekisui House Ltd.	671,325	12,688
	Inpex Corp.	1,148,732	12,623
	Omron Corp.	217,889	12,607
	Nomura Research Institute Ltd.	510,239	12,250
	ENEOS Holdings Inc.	3,355,459	12,013
	Subaru Corp.	728,548	11,971
	Yaskawa Electric Corp.	305,020	11,923
	Nitori Holdings Co. Ltd.	89,137	11,798
	Toyota Industries Corp.	191,272	11,643
	NTT Data Corp.	747,757	11,599
	Nexon Co. Ltd.	475,814	11,473
	Kikkoman Corp.	216,799	11,467
	Sumitomo Realty & Development Co. Ltd.	470,420	11,467
	West Japan Railway Co.	273,357	11,448
	Asahi Kasei Corp.	1,505,616	11,409
	Sumitomo Metal Mining Co. Ltd.	280,563	11,392
	NEC Corp.	313,859	11,339
	Nitto Denko Corp.	174,047	11,250
	Toyota Tsusho Corp.	264,207	11,187
	Toray Industries Inc.	1,797,678	11,045
	Nippon Paint Holdings Co. Ltd.	1,208,649	11,034

		Shares	Market Value ($000)
	Yakult Honsha Co. Ltd.	154,530	11,032
	Ono Pharmaceutical Co. Ltd.	500,201	10,854
	Sumitomo Electric Industries Ltd.	891,603	10,714
	Tokyo Gas Co. Ltd.	501,734	10,506
[1]	Mitsui OSK Lines Ltd.	407,195	10,106
	Disco Corp.	33,371	10,026
	Shimadzu Corp.	323,940	9,955
	T&D Holdings Inc.	615,355	9,850
	Japan Exchange Group Inc.	628,984	9,626
	Z Holdings Corp.	3,110,388	9,050
	Yamaha Motor Co. Ltd.	363,244	8,947
	MINEBEA MITSUMI Inc.	513,199	8,946
	Chubu Electric Power Co. Inc.	827,502	8,913
	Pan Pacific International Holdings Corp.	477,508	8,831
	Mitsubishi Chemical Holdings Corp.	1,572,146	8,822
	MISUMI Group Inc.	334,911	8,429
	Dentsu Group Inc.	258,073	8,312
	TIS Inc.	287,775	8,298
	Kansai Electric Power Co. Inc.	861,916	8,289
	Nissan Motor Co. Ltd.	2,291,130	8,232
	MEIJI Holdings Co. Ltd.	158,799	8,190
	AGC Inc.	221,724	8,170
	Daiwa Securities Group Inc.	1,727,076	8,150
	JFE Holdings Inc.	608,804	8,027
	Hamamatsu Photonics KK	149,939	8,011
	Nippon Building Fund Inc.	1,802	7,875
	SG Holdings Co. Ltd.	503,400	7,768
	Isuzu Motors Ltd.	613,854	7,762
	Rohm Co. Ltd.	96,719	7,750
	Daito Trust Construction Co. Ltd.	77,722	7,680
	Makita Corp.	288,315	7,680
	Tokyu Corp.	597,101	7,678
	Hankyu Hanshin Holdings Inc.	256,735	7,631
	Osaka Gas Co. Ltd.	467,665	7,547
	Taisei Corp.	217,290	7,501
	Dai Nippon Printing Co. Ltd.	311,380	7,352
	Nissan Chemical Corp.	155,342	7,334
	MatsukiyoCocokara & Co.	145,949	7,281
	Yamaha Corp.	180,961	7,037
	Kintetsu Group Holdings Co. Ltd.	215,754	7,026
*	Tokyo Electric Power Co. Holdings Inc.	1,856,107	6,951
	Yamato Holdings Co. Ltd.	396,100	6,931
	Idemitsu Kosan Co. Ltd.	277,222	6,931
	Sumitomo Chemical Co. Ltd.	1,785,830	6,855
	Trend Micro Inc.	138,222	6,844
	BayCurrent Consulting Inc.	160,870	6,839
	Capcom Co. Ltd.	210,236	6,812
	TOTO Ltd.	171,166	6,652
	Kyowa Kirin Co. Ltd.	294,702	6,572
	Obayashi Corp.	844,429	6,550
	Japan Real Estate Investment Corp.	1,527	6,547
	Daifuku Co. Ltd.	115,664	6,369
	Kajima Corp.	517,842	6,360
	Nissin Foods Holdings Co. Ltd.	80,425	6,287
	Japan Metropolitan Fund Investment	8,084	6,250
	Nomura Real Estate Master Fund Inc.	5,287	6,183
	Nippon Prologis REIT Inc.	2,715	6,161
	SUMCO Corp.	414,552	6,142

		Shares	Market Value ($000)
	Aisin Corp.	209,852	6,123
	GLP J-REIT	5,388	6,097
	SBI Holdings Inc.	283,072	6,001
[1]	Kawasaki Kisen Kaisha Ltd.	285,042	5,952
	Fuji Electric Co. Ltd.	147,000	5,950
	Concordia Financial Group Ltd.	1,346,633	5,918
	Kurita Water Industries Ltd.	130,364	5,895
	Tobu Railway Co. Ltd.	242,999	5,702
	Konami Holdings Corp.	112,806	5,547
	Chiba Bank Ltd.	732,166	5,540
	Sekisui Chemical Co. Ltd.	394,860	5,531
	Lixil Corp.	318,502	5,499
	Daiwa House REIT Investment Corp.	2,507	5,455
	Mazda Motor Corp.	683,632	5,442
	Sojitz Corp.	271,653	5,386
	TOPPAN Inc.	331,372	5,339
	Ricoh Co. Ltd.	684,904	5,317
	Yokogawa Electric Corp.	298,264	5,237
	Kobayashi Pharmaceutical Co. Ltd.	71,314	5,120
	Seiko Epson Corp.	327,313	5,076
	Suntory Beverage & Food Ltd.	149,014	5,032
	Hirose Electric Co. Ltd.	38,511	5,014
	Ibiden Co. Ltd.	128,479	5,014
	Rakuten Group Inc.	980,465	4,999
	Shizuoka Financial Group Inc.	589,899	4,997
	Keio Corp.	135,725	4,982
	Asics Corp.	207,905	4,948
	Mitsui Chemicals Inc.	209,788	4,938
	Keisei Electric Railway Co. Ltd.	167,652	4,890
	Taiyo Yuden Co. Ltd.	143,681	4,880
	Toho Co. Ltd. (XTKS)	131,399	4,853
	Odakyu Electric Railway Co. Ltd.	364,956	4,798
	Kobe Bussan Co. Ltd.	165,700	4,784
	Hoshizaki Corp.	132,712	4,771
	NIPPON Experes Holding Inc.	81,551	4,733
	Ebara Corp.	110,830	4,706
	CyberAgent Inc.	498,212	4,659
	JSR Corp.	206,768	4,652
	IHI Corp.	150,965	4,587
	Persol Holdings Co. Ltd.	209,211	4,587
	Koito Manufacturing Co. Ltd.	270,942	4,570
	Fukuoka Financial Group Inc.	196,826	4,541
	Isetan Mitsukoshi Holdings Ltd.	416,313	4,530
	NGK Spark Plug Co. Ltd.	231,387	4,522
	GMO Payment Gateway Inc.	48,692	4,506
	Square Enix Holdings Co. Ltd.	94,954	4,490
	Toyo Suisan Kaisha Ltd.	108,175	4,470
	Tosoh Corp.	333,773	4,367
	NGK Insulators Ltd.	313,705	4,342
	Orix JREIT Inc.	3,154	4,339
	Kyushu Railway Co.	192,970	4,326
[1]	Japan Post Bank Co. Ltd.	485,103	4,310
	Oji Holdings Corp.	1,040,209	4,299
	Rohto Pharmaceutical Co. Ltd.	231,894	4,279
	Brother Industries Ltd.	275,057	4,272
	Azbil Corp.	151,296	4,266
	MonotaRO Co. Ltd.	277,716	4,207
	Japan Post Insurance Co. Ltd.	234,976	4,192

		Shares	Market Value ($000)
	USS Co. Ltd.	252,457	4,152
	Kawasaki Heavy Industries Ltd.	180,055	4,120
	Asahi Intecc Co. Ltd.	233,652	4,099
	Hulic Co. Ltd.	492,141	4,045
	United Urban Investment Corp.	3,540	4,028
*	ANA Holdings Inc.	181,101	4,008
	Otsuka Corp.	121,574	4,000
	TechnoPro Holdings Inc.	127,323	3,964
	Bank of Kyoto Ltd. (XTKS)	84,635	3,938
	Nisshin Seifun Group Inc.	313,005	3,921
	Nagoya Railroad Co. Ltd.	236,450	3,910
	Nabtesco Corp.	133,221	3,901
	Mitsubishi HC Capital Inc. (XTKS)	747,729	3,817
	Marui Group Co. Ltd.	223,258	3,804
	Kose Corp.	34,466	3,803
	Nikon Corp.	381,504	3,767
	Tokyu Fudosan Holdings Corp.	730,119	3,705
	Resonac Holdings Corp.	215,766	3,688
	Advance Residence Investment Corp.	1,501	3,667
	Stanley Electric Co. Ltd.	169,249	3,642
	Hikari Tsushin Inc.	25,495	3,639
	Haseko Corp.	313,691	3,629
*	Japan Airlines Co. Ltd.	169,641	3,598
	SCREEN Holdings Co. Ltd.	47,417	3,533
	Shimizu Corp.	630,048	3,532
	THK Co. Ltd.	166,199	3,527
	NH Foods Ltd.	116,960	3,511
	Amada Co. Ltd.	382,469	3,436
	Japan Hotel REIT Investment Corp.	5,420	3,435
	Kuraray Co. Ltd.	414,167	3,428
	Rinnai Corp.	43,436	3,428
	Lion Corp.	306,421	3,392
	Santen Pharmaceutical Co. Ltd.	431,807	3,366
	JGC Holdings Corp.	256,814	3,355
	ZOZO Inc.	128,668	3,335
*,1	Skylark Holdings Co. Ltd.	278,167	3,310
	NOF Corp.	76,872	3,275
	Electric Power Development Co. Ltd.	201,408	3,250
*	Japan Airport Terminal Co. Ltd.	62,283	3,246
	Nihon M&A Center Holdings Inc.	316,124	3,232
	Goldwin Inc.	42,332	3,225
	Keihan Holdings Co. Ltd.	119,643	3,219
	Sumitomo Forestry Co. Ltd.	171,086	3,199
	Keikyu Corp.	307,404	3,186
	Hakuhodo DY Holdings Inc.	294,543	3,183
	Tsuruha Holdings Inc.	43,131	3,176
	Open House Co. Ltd.	83,624	3,164
	Mebuki Financial Group Inc.	1,211,370	3,155
	Mitsubishi Gas Chemical Co. Inc.	214,690	3,137
	Kyushu Electric Power Co. Inc.	541,878	3,119
	Nippon Shinyaku Co. Ltd.	60,560	3,117
	Koei Tecmo Holdings Co. Ltd.	170,186	3,095
	Ryohin Keikaku Co. Ltd.	274,800	3,047
	Tohoku Electric Power Co. Inc.	563,840	3,033
	Zensho Holdings Co. Ltd.	118,470	3,024
	Yamada Denki Co. Ltd.	826,873	3,002
	NSK Ltd.	532,610	2,996
	Japan Prime Realty Investment Corp.	1,102	2,990

		Shares	Market Value ($000)
	Sumitomo Heavy Industries Ltd.	134,203	2,984
	Nomura Real Estate Holdings Inc.	135,120	2,978
	Hitachi Construction Machinery Co. Ltd.	125,937	2,970
	Miura Co. Ltd.	118,443	2,964
	Tokyo Tatemono Co. Ltd.	238,839	2,961
	Sega Sammy Holdings Inc.	186,367	2,951
	Kansai Paint Co. Ltd.	207,486	2,922
*	Mitsubishi Motors Corp.	752,391	2,899
	Mitsubishi Materials Corp.	167,168	2,871
	Nankai Electric Railway Co. Ltd.	131,790	2,864
	Itochu Techno-Solutions Corp.	114,414	2,833
	Seibu Holdings Inc.	248,904	2,792
	Casio Computer Co. Ltd.	267,560	2,766
[1]	J Front Retailing Co. Ltd.	296,438	2,761
	Iida Group Holdings Co. Ltd.	165,538	2,760
	Activia Properties Inc.	916	2,743
[1]	Aozora Bank Ltd.	136,121	2,722
	Nippon Sanso Holdings Corp.	166,832	2,721
	NET One Systems Co. Ltd.	99,412	2,694
	Nichirei Corp.	128,701	2,693
	Alfresa Holdings Corp.	214,400	2,684
	Sekisui House REIT Inc.	4,898	2,678
	Food & Life Cos. Ltd.	119,768	2,666
*	Park24 Co. Ltd.	157,112	2,665
	Welcia Holdings Co. Ltd.	118,864	2,657
	Sanwa Holdings Corp.	250,574	2,653
	Oracle Corp. Japan	38,417	2,632
	LaSalle Logiport REIT	2,170	2,629
	SCSK Corp.	161,215	2,626
	Nifco Inc.	100,610	2,612
	Air Water Inc.	212,969	2,606
	Yokohama Rubber Co. Ltd.	158,612	2,606
	Ulvac Inc.	55,275	2,586
	Cosmo Energy Holdings Co. Ltd.	91,709	2,572
	Kakaku.com Inc.	153,069	2,552
	Invincible Investment Corp.	5,978	2,549
	COMSYS Holdings Corp.	133,091	2,538
	Sanrio Co. Ltd.	66,376	2,532
	Alps Alpine Co. Ltd.	246,420	2,525
	Tokyo Century Corp.	71,783	2,524
	Iwatani Corp.	58,411	2,518
	Industrial & Infrastructure Fund Investment Corp.	2,251	2,495
	Hachijuni Bank Ltd.	571,106	2,481
	Fujikura Ltd.	326,322	2,480
[1]	Credit Saison Co. Ltd.	189,325	2,480
[1]	Hisamitsu Pharmaceutical Co. Inc.	79,203	2,466
	Suzuken Co. Ltd.	92,793	2,444
[1]	Japan Logistics Fund Inc.	1,062	2,422
	Kamigumi Co. Ltd.	117,985	2,414
	Internet Initiative Japan Inc.	128,292	2,408
	Nihon Kohden Corp.	91,551	2,405
[1]	Fujitec Co. Ltd.	96,940	2,402
	Daicel Corp.	325,479	2,401
	Shimamura Co. Ltd.	25,551	2,400
[1]	Takashimaya Co. Ltd.	171,757	2,400
	Nippon Accommodations Fund Inc.	533	2,392
*	SHIFT Inc.	12,800	2,389
	Teijin Ltd.	231,106	2,373

		Shares	Market Value ($000)
	Ito En Ltd.	66,234	2,363
	Taiheiyo Cement Corp.	136,636	2,355
	Sohgo Security Services Co. Ltd.	85,189	2,345
	Kagome Co. Ltd.	95,534	2,333
	Konica Minolta Inc.	556,241	2,331
[1]	Shinko Electric Industries Co. Ltd.	82,593	2,324
	Sundrug Co. Ltd.	81,993	2,320
	Toyo Seikan Group Holdings Ltd.	178,231	2,314
	Medipal Holdings Corp.	172,351	2,301
	SHO-BOND Holdings Co. Ltd.	53,386	2,278
[1]	AEON REIT Investment Corp.	2,059	2,276
	EXEO Group Inc.	124,684	2,267
[1]	Zenkoku Hosho Co. Ltd.	58,165	2,265
	Kenedix Office Investment Corp.	952	2,262
	Lawson Inc.	56,371	2,254
	Mitsui Mining & Smelting Co. Ltd.	83,445	2,223
	Taisho Pharmaceutical Holdings Co. Ltd.	52,410	2,205
	Sankyu Inc.	55,768	2,191
	Mabuchi Motor Co. Ltd.	75,461	2,161
	Mori Hills REIT Investment Corp.	1,901	2,160
	Denka Co. Ltd.	103,971	2,157
	Relo Group Inc.	127,016	2,152
	Mitsui Fudosan Logistics Park Inc.	616	2,150
	Kewpie Corp.	123,074	2,143
	INFRONEER Holdings Inc.	267,595	2,136
	Nihon Unisys Ltd.	80,999	2,116
	Toho Gas Co. Ltd.	107,782	2,114
	Frontier Real Estate Investment Corp.	548	2,113
	Horiba Ltd.	45,820	2,110
	Sotetsu Holdings Inc.	122,238	2,090
	Kobe Steel Ltd.	385,906	2,079
	DMG Mori Co. Ltd.	135,724	2,073
	Calbee Inc.	91,450	2,065
	Gunma Bank Ltd.	528,672	2,062
	JTEKT Corp.	277,410	2,057
	Pigeon Corp.	128,595	2,044
	Kadokawa Corp.	109,188	2,043
	Tokai Carbon Co. Ltd.	236,586	2,041
	Hirogin Holdings Inc.	390,826	2,038
	Tokyo Ohka Kogyo Co. Ltd.	41,316	2,036
	Cosmos Pharmaceutical Corp.	20,826	2,035
	Sankyo Co. Ltd.	50,178	2,027
	Mitsubishi Estate Logistics REIT Investment Corp.	638	2,005
	Fujitsu General Ltd.	70,840	2,002
[1]	Sharp Corp.	240,815	2,002
	Maruichi Steel Tube Ltd.	92,727	1,997
	ADEKA Corp.	117,838	1,994
	Nippon Gas Co. Ltd.	123,951	1,978
	Aeon Mall Co. Ltd.	140,301	1,976
	Kaneka Corp.	74,930	1,967
	Chugoku Electric Power Co. Inc.	357,467	1,965
	Daiwa Securities Living Investments Corp.	2,349	1,965
	Nippon Kayaku Co. Ltd.	210,618	1,956
	Sumitomo Rubber Industries Ltd.	220,045	1,954
*	Money Forward Inc.	52,601	1,951
	Hulic REIT Inc.	1,612	1,927
	Sapporo Holdings Ltd.	78,408	1,915
	House Foods Group Inc.	89,654	1,913

		Shares	Market Value ($000)
	Nagase & Co. Ltd.	118,485	1,912
	OSG Corp.	121,397	1,905
	DeNA Co. Ltd.	135,435	1,899
	Dowa Holdings Co. Ltd.	53,629	1,872
	Kyushu Financial Group Inc.	507,091	1,864
	Ube Industries Ltd.	117,900	1,849
	Ship Healthcare Holdings Inc.	95,210	1,849
	Coca-Cola Bottlers Japan Holdings Inc.	174,899	1,841
	Tsumura & Co.	85,865	1,836
	DIC Corp.	97,819	1,819
[1]	Comforia Residential REIT Inc.	817	1,815
	Sugi Holdings Co. Ltd.	41,431	1,811
	Nippon Electric Glass Co. Ltd.	97,164	1,804
[1]	Kenedix Residential Next Investment Corp.	1,205	1,796
	Furukawa Electric Co. Ltd.	92,473	1,795
	Rengo Co. Ltd.	252,826	1,784
	Daiseki Co. Ltd.	52,684	1,775
	Meitec Corp.	93,743	1,763
	Iyogin Holdings Inc.	311,025	1,755
	Zeon Corp.	178,114	1,752
	SMS Co. Ltd.	66,468	1,748
	K's Holdings Corp	197,160	1,743
	Tokyo Seimitsu Co. Ltd.	50,621	1,743
	Fancl Corp.	85,668	1,740
	Sumitomo Bakelite Co. Ltd.	53,350	1,738
	Penta-Ocean Construction Co. Ltd.	347,175	1,732
	NTT UD REIT Investment Corp.	1,694	1,728
	Wacoal Holdings Corp.	91,867	1,727
*	PeptiDream Inc.	110,130	1,720
	Japan Steel Works Ltd.	80,081	1,706
	77 Bank Ltd.	95,470	1,705
	Nishi-Nippon Railroad Co. Ltd.	92,047	1,700
	Takara Holdings Inc.	207,979	1,690
	Kinden Corp.	146,621	1,681
	Aica Kogyo Co. Ltd.	69,255	1,675
	Fuji Corp.	100,536	1,674
	Seven Bank Ltd.	814,672	1,674
	Ushio Inc.	124,637	1,671
	Yamaguchi Financial Group Inc.	241,404	1,670
	NSD Co. Ltd.	92,152	1,656
	Kaken Pharmaceutical Co. Ltd.	56,839	1,650
	Anritsu Corp.	171,353	1,641
	Hoshino Resorts REIT Inc.	286	1,638
	Morinaga Milk Industry Co. Ltd.	44,113	1,632
	Ezaki Glico Co. Ltd.	58,358	1,631
	Topcon Corp.	124,314	1,620
	Kokuyo Co. Ltd.	113,507	1,619
	Chugin Financial Group Inc.	222,301	1,618
	GS Yuasa Corp.	92,238	1,614
	Mitsubishi Logistics Corp.	68,700	1,604
	Katitas Co. Ltd.	65,400	1,604
	ABC-Mart Inc.	29,666	1,599
	Seino Holdings Co. Ltd.	159,210	1,590
	Nisshinbo Holdings Inc.	212,611	1,589
[1]	Tokyu REIT Inc.	1,053	1,587
	Lintec Corp.	91,467	1,584
	Yamazaki Baking Co. Ltd.	134,641	1,575
[1]	Citizen Watch Co. Ltd.	329,881	1,569

		Shares	Market Value ($000)
	Rakus Co. Ltd	114,401	1,568
	TKC Corp.	54,764	1,560
[1]	Bic Camera Inc.	164,493	1,553
	Japan Excellent Inc.	1,623	1,549
[1]	AEON Financial Service Co. Ltd.	152,631	1,547
	Daido Steel Co. Ltd.	40,745	1,541
[1]	Yoshinoya Holdings Co. Ltd.	84,002	1,540
	Toda Corp.	282,220	1,539
	Mizuho Leasing Co. Ltd.	57,966	1,538
	Nippon Shokubai Co. Ltd.	36,052	1,526
	Asahi Holdings Inc.	96,116	1,512
	Daiwabo Holdings Co. Ltd.	99,780	1,510
	Nihon Parkerizing Co. Ltd.	203,451	1,502
	Toyoda Gosei Co. Ltd.	90,359	1,500
	Toyo Tire Corp.	124,830	1,493
	Menicon Co. Ltd.	67,484	1,491
	TS Tech Co. Ltd.	119,422	1,488
	Heiwa Real Estate REIT Inc.	1,278	1,486
	Jafco Co. Ltd.	83,065	1,482
	SBI Shinsei Bank Ltd.	79,435	1,465
	Pilot Corp.	40,984	1,463
	Yamato Kogyo Co. Ltd.	38,554	1,461
	NHK Spring Co. Ltd.	206,241	1,458
	Canon Marketing Japan Inc.	61,389	1,457
	Hitachi Zosen Corp.	219,734	1,455
	H.U. Group Holdings Inc.	68,442	1,453
	Macnica Fuji Electronics Holdings Inc.	54,659	1,453
	GMO internet Inc.	73,712	1,451
	NOK Corp.	152,829	1,451
	OKUMA Corp.	35,740	1,449
	Inaba Denki Sangyo Co. Ltd.	66,560	1,446
	Daiwa Office Investment Corp.	307	1,446
	FP Corp.	53,086	1,443
	Hokuhoku Financial Group Inc.	181,905	1,441
	Joyful Honda Co. Ltd.	100,014	1,437
	Sumitomo Dainippon Pharma Co. Ltd.	204,262	1,436
	Hazama Ando Corp.	215,659	1,431
	Fuyo General Lease Co. Ltd.	20,811	1,430
	Jeol Ltd.	48,624	1,428
	Daiichikosho Co. Ltd.	45,807	1,424
	Kotobuki Spirits Co. Ltd.	21,613	1,420
	Nichias Corp.	73,139	1,416
	Kanematsu Corp.	115,314	1,410
	Amano Corp.	76,880	1,407
*	Hino Motors Ltd.	328,156	1,404
	Fuji Soft Inc.	23,503	1,403
	Daishi Hokuetsu Financial Group Inc.	58,748	1,402
	Resorttrust Inc.	76,694	1,401
	Pola Orbis Holdings Inc.	96,952	1,399
	Ain Holdings Inc.	32,307	1,397
	Kenedix Retail REIT Corp.	744	1,395
	Kyoritsu Maintenance Co. Ltd.	30,488	1,393
	Nissui Corp.	332,575	1,382
	Tokuyama Corp.	93,782	1,372
[1]	Mitsui High-Tec Inc.	25,988	1,370
	Sawai Group Holdings Co. Ltd.	44,148	1,366
	Digital Garage Inc.	38,148	1,364
	Mixi Inc.	71,042	1,363

		Shares	Market Value ($000)
	Nishi-Nippon Financial Holdings Inc.	162,342	1,351
*	JMDC Inc.	40,700	1,345
	Kureha Corp.	20,526	1,341
	Hanwa Co. Ltd.	41,929	1,335
	Benesse Holdings Inc.	86,218	1,319
	PALTAC Corp.	36,052	1,305
	OBIC Business Consultants Co. Ltd.	33,006	1,296
	Morinaga & Co. Ltd.	43,710	1,296
	As One Corp.	28,784	1,290
	Yaoko Co. Ltd.	24,701	1,289
	Nippon Steel Trading Corp.	17,935	1,279
	Sanken Electric Co. Ltd.	22,196	1,260
	Benefit One Inc.	75,780	1,251
	Mirait Holdings Corp.	101,538	1,238
	NIPPON REIT Investment Corp.	486	1,238
	Toagosei Co. Ltd.	136,214	1,236
	Japan Elevator Service Holdings Co. Ltd.	87,400	1,234
	Descente Ltd.	44,488	1,232
[1]	Mori Trust Sogo REIT Inc.	1,092	1,232
	Heiwa Corp.	67,656	1,228
	Japan Material Co. Ltd.	65,436	1,227
	Toho Holdings Co. Ltd.	75,060	1,226
	Mani Inc.	82,615	1,208
*	Aichi Financial Group Inc.	67,243	1,201
	Okasan Securities Group Inc.	369,456	1,195
	Argo Graphics Inc.	38,100	1,191
	Glory Ltd.	67,443	1,180
	Sakata Seed Corp.	36,950	1,180
	Maruwa Co. Ltd.	9,162	1,171
	Nippon Light Metal Holdings Co. Ltd.	101,934	1,168
[1]	EDION Corp.	117,757	1,163
	Dexerials Corp.	54,280	1,160
	TOKAI Holdings Corp.	173,575	1,158
	Fukuoka REIT Corp.	900	1,157
	Kyudenko Corp.	44,618	1,156
	Inabata & Co. Ltd.	59,398	1,153
	Japan Petroleum Exploration Co. Ltd.	35,537	1,152
*	Sansan Inc.	91,985	1,147
	Acom Co. Ltd.	458,926	1,144
	CKD Corp.	73,745	1,142
	Toyota Boshoku Corp.	76,826	1,139
[1]	Colowide Co. Ltd.	80,037	1,134
	Yamazen Corp.	138,392	1,134
	Takasago Thermal Engineering Co. Ltd.	78,098	1,133
	North Pacific Bank Ltd.	520,893	1,130
	Shiga Bank Ltd.	54,264	1,129
	Tadano Ltd.	151,866	1,128
	NTN Corp.	540,017	1,119
	Itochu Advance Logistics Investment Corp.	1,021	1,098
	Fujimi Inc.	21,610	1,096
	Sangetsu Corp.	62,305	1,095
	NEC Networks & System Integration Corp.	81,185	1,084
	Duskin Co. Ltd.	46,395	1,084
	Nikkon Holdings Co. Ltd.	56,153	1,081
	Nipro Corp.	133,148	1,069
	Shikoku Electric Power Co. Inc.	184,925	1,069
	Okamoto Industries Inc.	35,329	1,063
	San-In Godo Bank Ltd.	170,798	1,062

		Shares	Market Value ($000)
	Toridoll Holdings Corp.	48,900	1,061
	Outsourcing Inc.	136,330	1,059
	Toei Co. Ltd.	7,868	1,040
	Hankyu Hanshin REIT Inc.	942	1,039
	H2O Retailing Corp.	105,800	1,033
	Kusuri no Aoki Holdings Co. Ltd.	18,326	1,033
	DTS Corp.	42,012	1,030
	Heiwa Real Estate Co. Ltd.	35,835	1,025
	Izumi Co. Ltd.	45,215	1,024
	Shoei Co. Ltd.	26,600	1,024
	Toyobo Co. Ltd.	128,492	1,023
	Hokuetsu Corp.	156,756	1,009
	Nippon Soda Co. Ltd.	30,872	1,009
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,001
*	Shochiku Co. Ltd.	11,656	994
	Itoham Yonekyu Holdings Inc.	181,036	994
	Aiful Corp.	325,542	984
	Systena Corp.	305,620	981
	Nippon Paper Industries Co. Ltd.	131,309	978
	DCM Holdings Co. Ltd.	106,462	969
	Juroku Financial Group Inc.	40,237	968
	Open Up Group Inc.	65,474	966
	Tomy Co. Ltd.	97,286	960
	Fuji Oil Holdings Inc.	60,390	958
	Justsystems Corp.	38,442	957
	Tokyo Steel Manufacturing Co. Ltd.	87,949	957
	Nextage Co. Ltd.	42,400	954
	Fuji Kyuko Co. Ltd.	27,093	952
	Takuma Co. Ltd.	95,752	948
	Milbon Co. Ltd.	21,514	946
	Raiznext Corp.	92,823	944
	Trusco Nakayama Corp.	57,418	941
	NS Solutions Corp.	36,148	930
*	RENOVA Inc.	53,400	929
	Nishimatsu Construction Co. Ltd.	29,721	928
	Nippon Carbon Co. Ltd.	27,251	928
	JCR Pharmaceuticals Co. Ltd.	73,832	911
	Sagami Holdings Corp.	95,411	909
	Japan Aviation Electronics Industry Ltd.	52,291	898
	Makino Milling Machine Co. Ltd.	24,913	894
	Information Services International-Dentsu Ltd.	26,892	891
	Okumura Corp.	38,185	888
	Senko Group Holdings Co. Ltd.	114,710	887
	Valor Holdings Co. Ltd.	61,325	884
	Infomart Corp.	273,132	884
	Wacom Co. Ltd.	178,531	882
	Tsubakimoto Chain Co.	36,644	877
	Okamura Corp.	79,823	876
[1]	Seiren Co. Ltd.	47,682	876
	Meidensha Corp.	58,415	868
	Matsuyafoods Holdings Co. Ltd.	27,863	863
	Paramount Bed Holdings Co. Ltd.	44,922	863
	Takara Bio Inc.	64,786	858
[1]	Create Restaurants Holdings Inc.	112,376	858
	Global One Real Estate Investment Corp.	1,038	857
	Jaccs Co. Ltd.	26,484	854
	Fukuyama Transporting Co. Ltd.	32,845	850
	Kiyo Bank Ltd.	66,800	849

		Shares	Market Value ($000)
	Sumitomo Warehouse Co. Ltd.	55,136	849
	Toshiba TEC Corp.	29,687	845
	Ichigo Office REIT Investment Corp.	1,268	830
	Takeuchi Manufacturing Co. Ltd.	37,441	829
	Taikisha Ltd.	30,167	827
	Round One Corp.	223,803	825
	Kumiai Chemical Industry Co. Ltd.	121,037	821
	SAMTY Co. Ltd.	51,900	820
	Royal Holdings Co. Ltd.	43,779	818
	Hokkoku Financial Holdings Inc.	25,784	817
	Prima Meat Packers Ltd.	47,765	810
[1]	Monex Group Inc.	229,518	810
	Japan Securities Finance Co. Ltd.	88,981	807
	Rorze Corp.	10,456	804
	Takara Leben Real Estate Investment Corp.	1,068	801
	Transcosmos Inc.	30,577	798
	KH Neochem Co. Ltd.	37,237	794
	Nanto Bank Ltd.	37,921	787
	Daio Paper Corp.	101,966	787
	Iriso Electronics Co. Ltd.	23,307	782
	Raito Kogyo Co. Ltd.	52,688	782
	Oki Electric Industry Co. Ltd.	137,110	774
	Mochida Pharmaceutical Co. Ltd.	28,780	773
	Daihen Corp.	23,607	770
	Kandenko Co. Ltd.	114,114	767
	Osaka Soda Co. Ltd.	23,419	765
	Hokuriku Electric Power Co.	183,842	760
[1]	Tokai Rika Co. Ltd.	65,270	758
	CRE Logistics REIT Inc.	555	755
	Organo Corp.	29,672	754
	Mirai Corp.	2,216	748
	Funai Soken Holdings Inc.	34,456	746
*	euglena Co. Ltd.	96,608	746
	Hyakugo Bank Ltd.	230,738	745
	Saizeriya Co. Ltd.	29,981	743
	Kumagai Gumi Co. Ltd.	36,137	743
	Tokai Tokyo Financial Holdings Inc.	254,834	743
	Nojima Corp.	68,700	737
	eRex Co. Ltd.	39,661	734
*	HIS Co. Ltd.	44,648	732
	Noevir Holdings Co. Ltd.	16,627	732
	Fuji Seal International Inc.	56,103	729
	Starts Proceed Investment Corp.	416	729
	Nippn Corp.	58,263	728
	Maruha Nichiro Corp.	38,232	726
	Optex Group Co. Ltd.	43,868	719
	Autobacs Seven Co. Ltd.	64,414	717
	Kissei Pharmaceutical Co. Ltd.	36,252	714
	Sanki Engineering Co. Ltd.	59,398	713
	KYB Corp.	25,127	712
	Central Glass Co. Ltd.	32,116	709
	Hosiden Corp.	58,434	709
	Nichicon Corp.	72,014	707
	Hokkaido Electric Power Co. Inc.	190,470	705
*	Atom Corp.	115,051	704
	ZERIA Pharmaceutical Co. Ltd.	42,105	703
	eGuarantee Inc.	37,600	701
	Riken Keiki Co. Ltd.	19,620	700

		Shares	Market Value ($000)
	MOS Food Services Inc.	29,486	699
	Mitsui-Soko Holdings Co. Ltd.	24,200	696
	Dip Corp.	23,406	695
*,1	W-Scope Corp.	61,783	693
	Awa Bank Ltd.	41,023	690
[1]	Toho Titanium Co. Ltd.	36,950	690
	Ariake Japan Co. Ltd.	20,417	689
	SOSiLA Logistics REIT Inc.	691	688
	Procrea Holdings Inc.	38,410	688
	Taiyo Holdings Co. Ltd.	37,140	685
	Seiko Group Corp.	30,293	684
	Iino Kaiun Kaisha Ltd.	96,495	683
	Starts Corp. Inc.	34,360	683
	Change Inc.	36,700	681
*	Leopalace21 Corp.	274,076	680
[1]	Ichibanya Co. Ltd.	18,624	678
	Arcs Co. Ltd.	40,041	677
	Suruga Bank Ltd.	205,883	672
	Star Asia Investment Corp.	1,651	670
	Matsui Securities Co. Ltd.	111,123	665
	Nagawa Co. Ltd.	10,800	664
	en japan Inc.	34,800	663
	Musashi Seimitsu Industry Co. Ltd.	47,904	660
	Yodogawa Steel Works Ltd.	30,970	660
	Nomura Co. Ltd.	91,540	659
	Megmilk Snow Brand Co. Ltd.	47,106	659
	Nachi-Fujikoshi Corp.	21,713	657
	Nichiha Corp.	30,468	654
	Kohnan Shoji Co. Ltd.	25,277	651
	Mitsuboshi Belting Ltd.	22,801	651
	Ai Holdings Corp.	38,536	651
	Gakken Holdings Co. Ltd.	86,312	648
	Zojirushi Corp.	50,698	648
	Base Co. Ltd.	18,600	648
	ASKUL Corp.	48,910	647
	Kanamoto Co. Ltd.	37,175	647
	Nissha Co. Ltd.	43,428	646
	Earth Corp.	16,539	646
	Create SD Holdings Co. Ltd.	23,699	645
	Fuso Chemical Co. Ltd.	22,612	642
	Musashino Bank Ltd.	36,551	641
	Ogaki Kyoritsu Bank Ltd.	42,619	639
*	C Uyemura & Co. Ltd.	12,500	638
	Max Co. Ltd.	40,518	634
	San-A Co. Ltd.	19,616	631
	Tokyo Kiraboshi Financial Group Inc.	27,765	628
	GungHo Online Entertainment Inc.	37,634	627
	UT Group Co. Ltd.	30,700	625
	Kaga Electronics Co. Ltd.	18,718	623
	Nisshin Oillio Group Ltd.	25,290	621
[1]	Fuji Co. Ltd.	43,416	620
	Japan Wool Textile Co. Ltd.	83,200	619
[1]	Nishimatsuya Chain Co. Ltd.	51,980	617
	Idec Corp.	25,879	616
	Totetsu Kogyo Co. Ltd.	29,670	613
[1]	OSAKA Titanium Technologies Co. Ltd.	21,514	610
	Kato Sangyo Co. Ltd.	21,899	609
	KOMEDA Holdings Co. Ltd.	32,758	609

		Shares	Market Value ($000)
	Eizo Corp.	21,410	598
	Komeri Co. Ltd.	29,170	598
	Senshu Ikeda Holdings Inc.	302,264	596
*	Asanuma Corp.	23,800	596
	UACJ Corp.	31,569	593
*	Raksul Inc.	54,600	591
[1]	Maeda Kosen Co. Ltd.	22,800	590
	San-Ai Oil Co. Ltd.	56,442	587
	Tocalo Co. Ltd.	61,156	586
	Toyo Ink SC Holdings Co. Ltd.	40,822	586
	Ryosan Co. Ltd.	25,778	584
	Keiyo Bank Ltd.	122,153	580
	T Hasegawa Co. Ltd.	23,499	575
	Star Micronics Co. Ltd.	43,443	567
	Maxell Ltd.	51,702	564
	Tsugami Corp.	50,662	561
	Cybozu Inc.	27,588	560
	Shizuoka Gas Co. Ltd.	63,738	559
	JCU Corp.	22,498	558
	Gunze Ltd.	16,922	557
[1]	United Super Markets Holdings Inc.	63,835	557
	Japan Lifeline Co. Ltd.	75,708	556
	Heiwado Co. Ltd.	33,262	556
	Sumitomo Mitsui Construction Co. Ltd.	171,932	556
	Takara Standard Co. Ltd.	50,881	555
	AZ-COM Maruwa Holdings Inc.	43,988	555
[1]	Snow Peak Inc.	33,400	555
[1]	Tri Chemical Laboratories Inc.	30,500	554
	Meiko Electronics Co. Ltd.	24,718	554
	Simplex Holdings Inc.	31,500	553
	Hioki EE Corp.	9,659	552
	Nippon Yakin Kogyo Co. Ltd.	15,931	552
	Showa Sangyo Co. Ltd.	28,186	550
	BML Inc.	22,003	547
	MCJ Co. Ltd.	70,108	545
	Ohsho Food Service Corp.	11,650	544
[1]	Orient Corp.	59,574	544
	Premium Group Co. Ltd.	44,100	544
	Toyo Construction Co. Ltd.	82,570	543
	Mitsubishi Pencil Co. Ltd.	48,092	539
	Shibaura Machine Co. Ltd.	24,593	539
	Kitz Corp.	84,988	538
	Financial Partners Group Co. Ltd.	65,118	533
	Hogy Medical Co. Ltd.	20,496	532
	Kanematsu Electronics Ltd.	11,145	532
[1]	KYORIN Holdings Inc.	39,787	527
	Nikkiso Co. Ltd.	66,720	524
	Strike Co. Ltd.	16,130	523
	GLOBERIDE Inc.	25,400	521
	Nitto Kogyo Corp.	27,777	520
	Insource Co. Ltd.	46,200	520
	Monogatari Corp.	10,342	518
[1]	JVCKenwood Corp.	185,675	518
[1]	ESCON Japan REIT Investment Corp.	584	518
	PAL GROUP Holdings Co. Ltd.	24,102	517
	Prestige International Inc.	92,206	514
	Nippon Densetsu Kogyo Co. Ltd.	41,038	514
	Hyakujushi Bank Ltd.	32,678	514

		Shares	Market Value ($000)
	Future Corp.	39,232	511
[1]	Samty Residential Investment Corp.	609	511
	SKY Perfect JSAT Holdings Inc.	131,930	509
*	Nippon Sheet Glass Co. Ltd.	104,982	508
	MARUKA FURUSATO Corp.	18,900	508
	Fuji Pharma Co. Ltd.	61,900	507
	Digital Arts Inc.	11,256	503
[1]	Kura Sushi Inc.	21,610	502
	Comture Corp.	26,100	502
	Okinawa Financial Group Inc.	26,780	498
	Management Solutions Co. Ltd.	18,326	498
[1]	JINS Holdings Inc.	16,430	495
*	Chiyoda Corp.	165,808	493
*	M&A Capital Partners Co. Ltd.	14,544	493
	Kameda Seika Co. Ltd.	14,538	492
	Yokorei Co. Ltd.	57,927	488
	Tamura Corp.	85,447	487
	Bunka Shutter Co. Ltd.	54,248	486
	Hirata Corp.	9,815	486
	Nissan Shatai Co. Ltd.	69,610	484
	TOMONY Holdings Inc.	157,408	483
	Shinmaywa Industries Ltd.	57,829	481
	Avex Inc.	35,555	480
[1]	Adastria Co. Ltd.	28,372	479
[1]	Ringer Hut Co. Ltd.	27,398	478
	Nissin Electric Co. Ltd.	45,990	477
	Nippon Signal Co. Ltd.	59,421	477
	Nitto Boseki Co. Ltd.	30,169	476
	Noritz Corp.	41,141	476
	Towa Pharmaceutical Co. Ltd.	30,180	476
	Sanyo Special Steel Co. Ltd.	24,777	475
	Yokogawa Bridge Holdings Corp.	30,759	475
[1]	Yuasa Trading Co. Ltd.	16,626	474
	Toyo Tanso Co. Ltd.	14,835	474
*,1	Japan Display Inc.	1,397,339	474
	RS Technologies Co. Ltd.	15,600	474
	Ichigo Inc.	206,543	473
	Topre Corp.	48,412	472
	Tokyotokeiba Co. Ltd.	15,730	469
	Restar Holdings Corp.	27,627	469
	Koa Corp.	32,069	467
	Elecom Co. Ltd.	44,422	466
	Token Corp.	7,666	464
	Aeon Delight Co. Ltd.	19,514	463
*	Shibaura Mechatronics Corp.	5,500	463
[1]	Gree Inc.	84,739	461
	Bank of Nagoya Ltd.	16,918	460
*,1	Oisix ra daichi Inc.	27,054	457
	Chudenko Corp.	27,682	456
	FCC Co. Ltd.	40,838	455
[1]	Sankei Real Estate Inc.	668	455
	Mandom Corp.	40,027	454
	Yokowo Co. Ltd.	26,240	454
	Sanyo Chemical Industries Ltd.	13,852	452
	Mizuno Corp.	19,815	450
	Nippon Fine Chemical Co. Ltd.	24,300	450
	Arata Corp.	13,849	449
	One REIT Inc.	237	449

		Shares	Market Value ($000)
	FULLCAST Holdings Co. Ltd.	20,596	447
	Pacific Industrial Co. Ltd.	53,792	446
	Shima Seiki Manufacturing Ltd.	29,468	446
[1]	Retail Partners Co. Ltd.	42,200	444
	Nippon Pillar Packing Co. Ltd.	18,200	443
	Noritake Co. Ltd.	13,640	442
	PHC Holdings Corp.	37,200	441
	Mori Trust Hotel REIT Inc.	422	437
[1]	Aeon Hokkaido Corp.	62,300	437
	S Foods Inc.	19,036	435
[1]	Health Care & Medical Investment Corp.	348	434
[1]	Hiday Hidaka Corp.	27,249	433
[1]	Shoei Foods Corp.	13,541	433
	Anicom Holdings Inc.	91,036	433
	Mitsubishi Shokuhin Co. Ltd.	17,935	432
	Life Corp.	19,710	430
	SBS Holdings Inc.	18,800	429
	Sanyo Denki Co. Ltd.	8,859	429
	Riso Kagaku Corp.	25,583	427
	Relia Inc.	37,706	425
	Geo Holdings Corp.	29,064	425
	Hamakyorex Co. Ltd.	16,929	424
*,1	giftee Inc.	24,741	424
	Morita Holdings Corp.	44,916	420
	TBS Holdings Inc.	35,937	420
	Exedy Corp.	31,163	419
	Wakita & Co. Ltd.	44,899	419
	Eiken Chemical Co. Ltd.	34,156	418
	Shin Nippon Biomedical Laboratories Ltd.	23,210	418
	Belc Co. Ltd.	9,658	416
	Japan Pulp & Paper Co. Ltd.	9,849	416
	Yonex Co. Ltd.	42,528	416
	Tosei REIT Investment Corp.	410	415
*	Matsuya Co. Ltd.	47,219	414
	J Trust Co. Ltd.	94,143	413
	United Arrows Ltd.	30,478	412
	Intage Holdings Inc.	34,150	412
[1]	Curves Holdings Co. Ltd.	64,368	412
	Roland Corp.	13,800	412
	Itochu Enex Co. Ltd.	47,888	410
	Okinawa Electric Power Co. Inc.	49,344	410
	Hakuto Co. Ltd.	11,645	408
	Tsubaki Nakashima Co. Ltd.	46,402	407
	Taihei Dengyo Kaisha Ltd.	15,130	405
	LITALICO Inc.	19,800	404
	Nagaileben Co. Ltd.	26,483	401
	Nippon Koei Co. Ltd.	14,535	399
*	Net Protections Holdings Inc.	87,500	399
	Shibuya Corp.	20,404	398
	Axial Retailing Inc.	14,534	394
	Nitta Corp.	17,811	394
	Kisoji Co. Ltd.	23,700	392
	Mitsubishi Logisnext Co. Ltd.	70,361	392
[1]	Ki-Star Real Estate Co. Ltd.	10,300	392
	Mitsuuroko Group Holdings Co. Ltd.	43,000	391
	S-Pool Inc.	65,260	390
*	Mercari Inc.	17,900	390
	Sakata INX Corp.	46,206	389

		Shares	Market Value ($000)
	Fujibo Holdings Inc.	15,549	388
	Toho Bank Ltd.	208,550	387
	Aida Engineering Ltd.	61,434	386
	Nippon Denko Co. Ltd.	128,976	385
	TRE Holdings Corp.	34,200	385
	Ricoh Leasing Co. Ltd.	12,837	384
	Yellow Hat Ltd.	27,966	383
	Fukushima Galilei Co. Ltd.	11,248	382
	Koshidaka Holdings Co. Ltd.	52,768	382
	Fujimori Kogyo Co. Ltd.	14,830	381
	Maruzen Showa Unyu Co. Ltd.	15,738	381
	Noritsu Koki Co. Ltd.	21,005	380
	Fuji Media Holdings Inc.	44,884	379
	Bell System24 Holdings Inc.	32,948	379
	Siix Corp.	34,936	378
[1]	Ryoyo Electro Corp.	21,006	375
	Sodick Co. Ltd.	64,514	375
	Doutor Nichires Holdings Co. Ltd.	25,971	374
	Megachips Corp.	17,817	372
*	Avant Group Corp.	33,400	372
	VT Holdings Co. Ltd.	96,394	371
	Daiichi Jitsugyo Co. Ltd.	10,257	371
	Piolax Inc.	26,988	369
	Mitani Sekisan Co. Ltd.	11,300	369
	Keihanshin Building Co. Ltd.	34,831	367
	Sekisui Jushi Corp.	24,171	367
[1]	Towa Corp.	24,538	366
	Trancom Co. Ltd.	6,372	365
	Infocom Corp.	21,615	364
	Tokyo Electron Device Ltd.	6,172	363
	Nittetsu Mining Co. Ltd.	13,044	363
	Sala Corp.	62,500	363
*,1	SRE Holdings Corp.	11,383	362
	Tokyu Construction Co. Ltd.	70,780	360
	Arcland Sakamoto Co. Ltd.	31,880	359
	Shinko Shoji Co. Ltd.	35,130	358
	Daito Pharmaceutical Co. Ltd.	17,650	357
	Konoike Transport Co. Ltd.	30,059	357
	Chugoku Marine Paints Ltd.	46,736	356
	Nishio Rent All Co. Ltd.	14,733	355
	Sato Holdings Corp.	21,793	355
[1]	Toa Corp.	18,218	353
	Teikoku Electric Manufacturing Co. Ltd.	18,718	352
	Nippon Ceramic Co. Ltd.	18,810	351
	TSI Holdings Co. Ltd.	86,784	350
	Nippon Kanzai Co. Ltd.	17,725	349
	Yamagata Bank Ltd.	35,358	349
	Daiki Aluminium Industry Co. Ltd.	31,435	348
[1]	Riso Kyoiku Co. Ltd.	123,300	347
	Micronics Japan Co. Ltd.	32,347	347
	KeePer Technical Laboratory Co. Ltd.	13,426	346
	Nippon Seiki Co. Ltd.	53,491	345
	Valqua Ltd.	13,931	344
	Hokuto Corp.	23,605	343
	Macromill Inc.	38,887	343
	IDOM Inc.	53,053	342
	Shin-Etsu Polymer Co. Ltd.	34,232	341
[1]	Tama Home Co. Ltd.	13,900	341

		Shares	Market Value ($000)
	Zuken Inc.	13,835	338
	Furukawa Co. Ltd.	33,047	337
	Oyo Corp.	21,602	337
	SWCC Showa Holdings Co. Ltd.	23,899	337
	Senshu Electric Co. Ltd.	12,662	337
	Konishi Co. Ltd.	23,680	336
	Aoyama Trading Co. Ltd.	47,982	335
	Sakai Moving Service Co. Ltd.	9,659	334
	Kanto Denka Kogyo Co. Ltd.	42,587	331
	Press Kogyo Co. Ltd.	95,393	331
	Fujicco Co. Ltd.	22,701	330
	Saibu Gas Holdings Co. Ltd.	23,292	329
	Kyokuyo Co. Ltd.	11,057	326
	Tamron Co. Ltd.	13,427	326
	Weathernews Inc.	5,974	325
	Komori Corp.	48,087	325
	Bank of the Ryukyus Ltd.	43,642	324
	Kurabo Industries Ltd.	18,804	323
	Tsurumi Manufacturing Co. Ltd.	20,904	323
	WingArc1st Inc.	21,100	321
	Bando Chemical Industries Ltd.	40,803	320
	Giken Ltd.	14,037	320
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	320
	Sumitomo Seika Chemicals Co. Ltd.	9,959	318
	ASAHI YUKIZAI Corp.	13,744	315
	Ishihara Sangyo Kaisha Ltd.	37,039	315
	NS United Kaiun Kaisha Ltd.	10,455	315
	Uchida Yoko Co. Ltd.	8,659	315
	Nippon Parking Development Co. Ltd.	157,410	313
[1]	I'll Inc.	21,100	313
[1]	DyDo Group Holdings Inc.	8,559	311
[1]	KFC Holdings Japan Ltd.	14,434	311
	Oiles Corp.	26,171	311
	San ju San Financial Group Inc.	24,173	311
	TechMatrix Corp.	22,600	309
	Daiken Corp.	18,235	308
	Onward Holdings Co. Ltd.	121,059	308
	Nippon Thompson Co. Ltd.	67,094	308
	MEC Co. Ltd.	15,946	308
	Miyazaki Bank Ltd.	14,971	307
[1]	Sinanen Holdings Co. Ltd.	10,360	306
*,1	Remixpoint Inc.	140,784	305
	Direct Marketing MiX Inc.	24,000	305
	Chofu Seisakusho Co. Ltd.	18,611	303
[1]	Computer Engineering & Consulting Ltd.	26,028	303
	Torii Pharmaceutical Co. Ltd.	12,642	303
	Asahi Diamond Industrial Co. Ltd.	52,460	301
	Doshisha Co. Ltd.	22,997	301
	Torishima Pump Manufacturing Co. Ltd.	25,601	300
	Osaka Organic Chemical Industry Ltd.	18,200	300
	Tosei Corp.	26,173	299
	Sanyo Electric Railway Co. Ltd.	17,823	299
	Sinfonia Technology Co. Ltd.	24,678	298
	Pasona Group Inc.	18,420	297
	Roland DG Corp.	13,246	296
	Obara Group Inc.	10,145	294
	Shikoku Kasei Holdings Corp.	29,844	294
	YAMABIKO Corp.	33,547	294

		Shares	Market Value ($000)
	Midac Holdings Co. Ltd.	13,435	294
*	Vision Inc.	26,213	293
[1]	Fujio Food Group Inc.	26,800	292
	Alconix Corp.	27,120	291
	Yamanashi Chuo Bank Ltd.	30,656	289
[1]	Carta Holdings Inc.	22,300	289
	Daikyonishikawa Corp.	61,145	288
	Keiyo Co. Ltd.	41,414	286
	Belluna Co. Ltd.	53,077	285
	Broadleaf Co. Ltd.	80,826	285
	Meisei Industrial Co. Ltd.	44,584	284
	Nohmi Bosai Ltd.	21,400	284
	ESPEC Corp.	18,212	284
	Nissei ASB Machine Co. Ltd.	8,163	283
	Shikoku Bank Ltd.	36,736	282
	Takasago International Corp.	14,233	282
	Key Coffee Inc.	17,722	281
[1]	Pharma Foods International Co. Ltd.	27,406	281
	Sumida Corp.	25,155	280
	Katakura Industries Co. Ltd.	20,500	278
	Yondoshi Holdings Inc.	20,118	278
	G-Tekt Corp.	23,304	277
	YA-MAN Ltd.	26,170	275
	Happinet Corp.	17,534	274
	Fukui Bank Ltd.	21,296	274
	Hosokawa Micron Corp.	12,842	274
	Joshin Denki Co. Ltd.	17,814	274
	Nippon Television Holdings Inc.	33,762	273
	Tachibana Eletech Co. Ltd.	19,400	273
	CONEXIO Corp.	18,524	273
	METAWATER Co. Ltd.	20,696	273
	Tokai Corp.	18,018	271
	Inageya Co. Ltd.	26,965	270
[1]	Usen-Next Holdings Co. Ltd.	15,894	270
[1]	Airtrip Corp.	13,100	269
	gremz Inc.	17,300	269
	Ryobi Ltd.	27,577	268
	Sintokogio Ltd.	48,078	267
	Mitsui DM Sugar Holdings Co. Ltd.	17,029	266
[1]	Nippon Road Co. Ltd.	5,574	266
	Tochigi Bank Ltd.	112,442	266
	Kyoei Steel Ltd.	24,302	266
	Akita Bank Ltd.	18,324	265
	Eagle Industry Co. Ltd.	30,176	265
	Hoosiers Holdings	43,400	265
	Genky DrugStores Co. Ltd.	9,200	265
	Mars Group Holdings Corp.	14,458	264
	Tsukishima Kikai Co. Ltd.	34,137	264
	Ehime Bank Ltd.	35,541	263
	Hibiya Engineering Ltd.	17,395	263
	JP-Holdings Inc.	100,445	263
*	Istyle Inc.	69,076	263
	T-Gaia Corp.	20,504	262
	Link And Motivation Inc.	51,600	262
	Halows Co. Ltd.	10,661	261
	Oita Bank Ltd.	15,529	261
	Starzen Co. Ltd.	15,932	261
	Mimasu Semiconductor Industry Co. Ltd.	13,034	259

		Shares	Market Value ($000)
*	Nippon Chemi-Con Corp.	20,296	259
	Topy Industries Ltd.	20,118	259
	Pressance Corp.	20,263	259
*	SIGMAXYZ Holdings Inc.	24,300	259
	Miroku Jyoho Service Co. Ltd.	20,512	257
*	Mitsui E&S Holdings Co. Ltd.	82,157	256
	Maxvalu Tokai Co. Ltd.	11,800	256
	ES-Con Japan Ltd.	39,500	255
	Teikoku Sen-I Co. Ltd.	21,303	255
	ValueCommerce Co. Ltd.	18,600	255
	TOC Co. Ltd.	48,492	254
	Elan Corp.	32,600	253
	Bank of Iwate Ltd.	15,124	252
	TPR Co. Ltd.	24,872	252
	JAC Recruitment Co. Ltd.	13,734	250
	COLOPL Inc.	48,882	250
	Kamei Corp.	22,696	249
	Pacific Metals Co. Ltd.	16,133	249
	Solasto Corp.	47,200	249
	Sparx Group Co. Ltd.	17,780	249
	ARTERIA Networks Corp.	25,600	247
	Canon Electronics Inc.	18,716	246
	Marudai Food Co. Ltd.	21,896	245
	France Bed Holdings Co. Ltd.	32,598	245
	HI-LEX Corp.	27,600	245
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	245
	Tachi-S Co. Ltd.	26,371	243
	EM Systems Co. Ltd.	33,500	243
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	242
	Toyo Corp.	23,295	241
[1]	Vector Inc.	24,294	240
	Fixstars Corp.	23,700	240
	Alpha Systems Inc.	7,367	239
	Matsuda Sangyo Co. Ltd.	13,043	238
	Riken Vitamin Co. Ltd.	16,028	238
[1]	Tanseisha Co. Ltd.	42,849	238
*	m-up Holdings Inc.	24,900	238
	Elematec Corp.	18,728	237
	Mirarth Holdings Inc.	80,012	237
	Pack Corp.	11,846	237
*	Seria Co. Ltd.	10,795	237
*	Modec Inc.	21,709	236
	Qol Holdings Co. Ltd.	26,127	236
	Takamatsu Construction Group Co. Ltd.	15,329	235
*,1	Kappa Create Co. Ltd.	21,493	235
	Sumitomo Densetsu Co. Ltd.	12,835	235
	K&O Energy Group Inc.	15,136	235
	Seikagaku Corp.	36,422	233
	Sinko Industries Ltd.	19,209	232
[1]	Alpen Co. Ltd.	15,528	232
	Oriental Shiraishi Corp.	96,929	232
	Union Tool Co.	8,756	231
	Vital KSK Holdings Inc.	35,842	231
	Nihon Nohyaku Co. Ltd.	41,781	230
	J-Oil Mills Inc.	18,816	229
	Daikokutenbussan Co. Ltd.	5,477	229
	Tenma Corp.	13,434	229
	Enplas Corp.	7,851	227

		Shares	Market Value ($000)
	Futaba Corp.	52,900	227
	Japan Transcity Corp.	55,076	227
*	KNT-CT Holdings Co. Ltd.	17,349	226
	Toho Zinc Co. Ltd.	13,438	226
*	Harmonic Drive Systems Inc.	6,700	226
	Mitsubishi Research Institute Inc.	5,771	225
	Daiwa Industries Ltd.	23,977	223
	Unipres Corp.	37,320	223
	Nichireki Co. Ltd.	20,800	223
	Itochu-Shokuhin Co. Ltd.	5,676	220
[1]	Rock Field Co. Ltd.	17,912	220
	Proto Corp.	22,500	220
[1]	YAKUODO Holdings Co. Ltd.	10,952	219
	G-7 Holdings Inc.	17,700	219
*,1	Sourcenext Corp.	97,600	218
	Okabe Co. Ltd.	38,911	218
	Zenrin Co. Ltd.	35,095	218
	Aichi Steel Corp.	12,247	217
	Sun Frontier Fudousan Co. Ltd.	25,204	217
	Ines Corp.	20,288	216
	ASKA Pharmaceutical Holdings Co. Ltd.	22,204	214
	Inui Global Logistics Co. Ltd.	13,803	213
	Dai-Dan Co. Ltd.	12,369	210
	Chubu Shiryo Co. Ltd.	26,079	208
	Arcland Service Holdings Co. Ltd.	12,536	208
	Godo Steel Ltd.	10,758	207
[1]	JM Holdings Co. Ltd.	14,700	207
	FIDEA Holdings Co. Ltd.	17,890	204
	Yukiguni Maitake Co. Ltd.	25,000	202
[1]	Shinwa Co. Ltd.	12,349	201
*	Optim Corp.	22,782	201
	AOKI Holdings Inc.	37,723	199
	Anest Iwata Corp.	29,550	199
	LEC Inc.	25,884	199
	Aisan Industry Co. Ltd.	34,151	198
*,1	PIA Corp.	7,671	198
	Yurtec Corp.	33,551	198
	Mie Kotsu Group Holdings Inc.	51,136	196
	Cawachi Ltd.	11,246	194
	Fujiya Co. Ltd.	9,951	194
	Komatsu Matere Co. Ltd.	32,943	194
	GMO GlobalSign Holdings KK	5,811	194
	Honeys Holdings Co. Ltd.	17,130	193
[1]	Kamakura Shinsho Ltd.	23,400	193
	TV Asahi Holdings Corp.	18,600	192
	World Holdings Co. Ltd.	9,600	192
*,1	Open Door Inc.	13,600	192
	Neturen Co. Ltd.	35,940	191
	Onoken Co. Ltd.	15,930	191
[1]	Wellneo Sugar Co. Ltd.	14,900	191
	Optorun Co. Ltd.	9,700	191
	Goldcrest Co. Ltd.	15,126	190
	Kurimoto Ltd.	13,345	190
[1]	Aeon Fantasy Co. Ltd.	7,870	189
	Sakai Chemical Industry Co. Ltd.	13,428	189
	Shindengen Electric Manufacturing Co. Ltd.	7,264	189
*,1	MedPeer Inc.	16,688	187
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	186

		Shares	Market Value ($000)
	World Co. Ltd.	17,800	186
	Aiphone Co. Ltd.	12,345	184
	CMK Corp.	46,881	184
	Chiyoda Integre Co. Ltd.	10,546	184
	Kansai Super Market Ltd.	18,112	184
*	Fujita Kanko Inc.	6,965	183
	CTS Co. Ltd.	29,491	183
	Softcreate Holdings Corp.	7,198	183
	Chori Co. Ltd.	9,952	182
	Futaba Industrial Co. Ltd.	60,029	181
*	Kintetsu Department Store Co. Ltd.	9,158	181
	Nissin Corp.	10,549	180
	Daiho Corp.	6,324	179
	Nagatanien Holdings Co. Ltd.	11,448	179
	Shin Nippon Air Technologies Co. Ltd.	12,000	179
	Marvelous Inc.	33,169	178
	Rheon Automatic Machinery Co. Ltd.	21,186	178
	Yamashin-Filter Corp.	42,099	178
	Furuno Electric Co. Ltd.	24,689	177
	Daido Metal Co. Ltd.	45,734	176
	Icom Inc.	9,000	176
	Marusan Securities Co. Ltd.	53,329	176
	Riken Technos Corp.	43,193	176
	Sumitomo Riko Co. Ltd.	35,833	176
	Tokushu Tokai Paper Co. Ltd.	7,860	176
	Bank of Saga Ltd.	12,244	175
	Toenec Corp.	6,568	175
	Krosaki Harima Corp.	3,781	174
	Osaki Electric Co. Ltd.	41,910	174
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	174
	Toyo Kanetsu KK	8,460	174
	DKK Co. Ltd.	11,646	173
	Hokkaido Gas Co. Ltd.	12,649	173
	JDC Corp.	40,500	173
	Hochiki Corp.	15,400	172
[1]	Poletowin Pitcrew Holdings Inc.	25,600	172
	Ichikoh Industries Ltd.	57,144	171
	Cosel Co. Ltd.	19,897	170
[1]	Okuwa Co. Ltd.	23,977	170
*	McDonald's Holdings Co Japan Ltd.	4,300	170
	Stella Chemifa Corp.	8,459	169
	Tonami Holdings Co. Ltd.	5,969	169
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	168
	Fukuda Corp.	4,776	167
	Tekken Corp.	11,842	167
	V Technology Co. Ltd.	7,958	165
	Nichiban Co. Ltd.	11,800	165
	St. Marc Holdings Co. Ltd.	12,234	165
	Denyo Co. Ltd.	13,729	164
	Kitanotatsujin Corp.	63,900	163
	Ryoden Corp.	11,940	162
	Sanshin Electronics Co. Ltd.	8,300	162
	Towa Bank Ltd.	33,647	161
	Nichiden Corp.	11,540	160
	Kyodo Printing Co. Ltd.	7,165	159
[1]	Studio Alice Co. Ltd.	9,656	159
	Mitsuba Corp.	39,939	158
	Takaoka Toko Co. Ltd.	9,752	158

		Shares	Market Value ($000)
	Tess Holdings Co. Ltd.	17,200	157
*	Atrae Inc.	15,976	156
	CI Takiron Corp.	38,420	155
	Shibusawa Warehouse Co. Ltd.	9,556	154
	Xebio Holdings Co. Ltd.	21,398	153
[1]	Taki Chemical Co. Ltd.	4,300	152
	BRONCO BILLY Co. Ltd.	8,059	152
	Shinnihon Corp.	23,682	151
	ZIGExN Co. Ltd.	51,600	151
[1]	Ministop Co. Ltd.	13,744	150
	DKS Co. Ltd.	10,000	150
	ST Corp.	12,249	148
	SRA Holdings	6,168	148
	Ebase Co. Ltd.	33,400	146
	Aichi Corp.	24,182	145
	Ichiyoshi Securities Co. Ltd.	30,438	145
	Nakayama Steel Works Ltd.	18,929	144
	Kanaden Corp.	16,616	143
	Melco Holdings Inc.	5,559	143
	Digital Holdings Inc.	14,700	143
	Riken Corp.	7,660	143
	Tayca Corp.	15,288	143
	Advan Group Co. Ltd.	20,987	142
	Medical Data Vision Co. Ltd.	18,726	142
	Tosho Co. Ltd.	15,231	141
	Yahagi Construction Co. Ltd.	22,986	141
	Fudo Tetra Corp.	11,771	140
	Kyosan Electric Manufacturing Co. Ltd.	44,483	140
	Moriroku Holdings Co. Ltd.	10,200	140
*	Nakanishi Inc.	6,600	140
	Taisei Lamick Co. Ltd.	6,174	139
	Feed One Co. Ltd.	26,468	139
	Hito Communications Holdings Inc.	11,053	139
	Furukawa Battery Co. Ltd.	16,763	139
	Fukui Computer Holdings Inc.	5,969	138
	Hodogaya Chemical Co. Ltd.	5,373	138
	Tokyo Energy & Systems Inc.	18,910	138
	JSP Corp.	11,248	137
	Dai Nippon Toryo Co. Ltd.	22,386	136
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	136
*	Ferrotec Holdings Corp.	5,400	135
	Aruhi Corp.	16,800	133
	Koatsu Gas Kogyo Co. Ltd.	25,873	132
*	Jamco Corp.	11,355	131
[1]	Asahi Co. Ltd.	12,343	131
	NEC Capital Solutions Ltd.	6,866	131
*	TerraSky Co. Ltd.	8,390	131
	Kenko Mayonnaise Co. Ltd.	12,438	130
	Sankyo Tateyama Inc.	24,977	130
	Chiyoda Co. Ltd.	21,187	129
	FAN Communications Inc.	40,603	129
	Enigmo Inc.	27,100	129
	Nippon Rietec Co. Ltd.	18,500	128
	Hisaka Works Ltd.	19,202	127
	Central Security Patrols Co. Ltd.	6,202	125
	Amuse Inc.	9,354	125
	SB Technology Corp.	8,300	125
	IR Japan Holdings Ltd.	8,900	125

		Shares	Market Value ($000)
	Sankyo Seiko Co. Ltd.	33,535	124
	Seika Corp.	9,954	124
	Nippon Sharyo Ltd.	8,068	123
	Toa Corp. (XTKS)	20,697	123
	Shimizu Bank Ltd.	10,263	122
[1]	Raccoon Holdings Inc.	13,247	121
	Nippon Coke & Engineering Co. Ltd.	169,322	120
*	WATAMI Co. Ltd.	15,818	119
	LIFULL Co. Ltd.	69,339	119
	Japan Best Rescue System Co. Ltd.	18,800	119
	Arakawa Chemical Industries Ltd.	15,422	118
	Tomoku Co. Ltd.	9,056	118
	Iseki & Co. Ltd.	12,431	117
	Achilles Corp.	12,130	117
	WDB Holdings Co. Ltd.	7,076	117
[1]	V-Cube Inc.	20,628	117
	CAC Holdings Corp.	10,247	114
	Nihon Tokushu Toryo Co. Ltd.	16,700	114
	Nitto Kohki Co. Ltd.	9,450	112
	CMIC Holdings Co. Ltd.	8,158	111
	Rokko Butter Co. Ltd.	10,944	111
	Nihon Chouzai Co. Ltd.	12,338	111
	Artnature Inc.	19,006	111
[1]	Kojima Co. Ltd.	25,193	110
	Hokkan Holdings Ltd.	9,955	108
	Sanei Architecture Planning Co. Ltd.	9,400	108
	Kawada Technologies Inc.	4,080	107
	Pronexus Inc.	13,931	105
*,1	FDK Corp.	14,764	105
	Yushin Precision Equipment Co. Ltd.	19,504	104
	Yorozu Corp.	18,513	104
	Maezawa Kyuso Industries Co. Ltd.	14,416	103
	Sanoh Industrial Co. Ltd.	20,698	103
*	Unitika Ltd.	54,443	103
	Ubicom Holdings Inc.	5,800	103
	Fuso Pharmaceutical Industries Ltd.	6,867	102
*	Okinawa Cellular Telephone Co.	4,225	102
	Okura Industrial Co. Ltd.	6,964	101
*	Toei Animation Co. Ltd.	1,000	100
	Media Do Co. Ltd.	7,430	99
*	Akebono Brake Industry Co. Ltd.	82,576	98
	Central Sports Co. Ltd.	5,146	98
	MTI Ltd.	24,078	96
	Corona Corp. Class A	13,240	94
	Chuo Spring Co. Ltd.	15,928	93
*	Gurunavi Inc.	30,484	93
	Kyokuto Securities Co. Ltd.	20,100	92
*	KLab Inc.	28,264	91
	Osaka Steel Co. Ltd.	9,448	90
	Nihon Trim Co. Ltd.	3,879	88
	Tv Tokyo Holdings Corp.	5,674	86
*	Workman Co. Ltd.	2,100	86
	Akatsuki Inc.	4,800	85
	Tokyo Individualized Educational Institute Inc.	20,004	84
	Oro Co. Ltd.	5,700	84
	Tsutsumi Jewelry Co. Ltd.	5,600	83
	Cleanup Corp.	16,030	81
*	Taiko Pharmaceutical Co. Ltd.	27,031	80

		Shares	Market Value ($000)
	Airport Facilities Co. Ltd.	19,815	79
	Ohara Inc.	8,300	78
	Nisso Corp.	16,400	75
	Japan Medical Dynamic Marketing Inc.	11,155	75
*	BrainPad Inc.	13,140	74
	Kanamic Network Co. Ltd.	16,700	74
	Sekisui Kasei Co. Ltd.	24,382	73
*	Kourakuen Holdings Corp.	8,557	72
[1]	Daisyo Corp.	8,858	72
*	Gunosy Inc.	14,300	71
	Fibergate Inc.	9,826	69
	Taiho Kogyo Co. Ltd.	13,235	68
*	RPA Holdings Inc.	28,222	68
	Gecoss Corp.	9,850	67
*	COOKPAD Inc.	39,391	66
[1]	Inaba Seisakusho Co. Ltd.	5,863	63
	I-PEX Inc.	6,966	62
*	Amvis Holdings Inc.	2,300	62
*	West Holdings Corp.	2,000	60
*	Universal Entertainment Corp.	3,000	57
*	Takatori Corp.	900	57
	Wowow Inc.	5,849	56
	Tokyo Rakutenchi Co. Ltd.	1,700	55
	Linical Co. Ltd.	9,651	54
[1]	CHIMNEY Co. Ltd.	5,300	47
*	Right On Co. Ltd.	10,250	46
*	Tsuburaya Fields Holdings Inc.	2,200	44
*	KPP Group Holdings Co. Ltd.	6,000	41
*	Furuya Metal Co. Ltd.	500	38
*	Toyo Gosei Co. Ltd.	500	36
	Shimojima Co. Ltd.	4,700	35
*	Kosaido Holdings Co. Ltd.	2,100	31
	Takamiya Co. Ltd.	10,400	30
*,1	Nichi-iko Pharmaceutical Co. Ltd.	49,205	26
*,1	Tokyo Base Co. Ltd.	8,000	25
*	PKSHA Technology Inc.	1,700	24
*	Arisawa Manufacturing Co. Ltd.	2,000	22
	Robot Home Inc.	15,600	20
*	CTI Engineering Co. Ltd.	600	15
*	Altech Corp.	600	10
*	Sun Corp.	500	9
			5,059,007
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	678,777	11,140
	Spark New Zealand Ltd.	2,355,244	7,941
*	Auckland International Airport Ltd.	1,403,077	7,722
	Meridian Energy Ltd.	1,580,765	5,463
	EBOS Group Ltd.	185,399	5,168
	Infratil Ltd.	887,698	5,111
	Contact Energy Ltd.	932,401	4,689
	Mainfreight Ltd.	97,160	4,497
*	a2 Milk Co. Ltd.	888,912	4,263
	Mercury NZ Ltd.	818,396	3,179
	Fletcher Building Ltd.	895,024	2,947
	Chorus Ltd.	510,695	2,764
	Ryman Healthcare Ltd.	503,958	2,251
	Summerset Group Holdings Ltd.	288,318	1,826
	Goodman Property Trust	1,359,151	1,811

		Shares	Market Value ($000)
	Freightways Ltd.	240,199	1,480
*	SKYCITY Entertainment Group Ltd.	832,545	1,355
	Genesis Energy Ltd.	693,161	1,285
	Kiwi Property Group Ltd.	2,061,937	1,274
	Precinct Properties New Zealand Ltd.	1,440,884	1,171
[1]	Heartland Group Holdings Ltd.	858,756	1,006
*	Air New Zealand Ltd.	1,855,475	933
	Vital Healthcare Property Trust	543,125	840
	Vector Ltd.	256,126	705
*	Pushpay Holdings Ltd.	824,923	692
	Argosy Property Ltd.	859,658	641
	Skellerup Holdings Ltd.	185,662	641
	Arvida Group Ltd.	756,418	568
	Stride Property Group	577,512	519
	Oceania Healthcare Ltd.	746,193	431
	Scales Corp. Ltd.	132,271	363
	KMD Brands Ltd.	524,643	361
*	Tourism Holdings Ltd.	141,567	360
*,1	Pacific Edge Ltd.	776,278	251
	SKY Network Television Ltd.	138,521	217
*	Vista Group International Ltd.	223,123	210
*	Synlait Milk Ltd.	89,863	204
*	Serko Ltd.	92,515	153
	Restaurant Brands New Zealand Ltd.	18,795	77
			86,509
Singapore (3.3%)
	DBS Group Holdings Ltd.	2,170,313	59,415
	Oversea-Chinese Banking Corp. Ltd.	4,222,497	41,720
	United Overseas Bank Ltd.	1,536,290	34,921
	Singapore Telecommunications Ltd.	9,079,915	17,390
	CapitaLand Integrated Commercial Trust	6,081,671	9,950
	Keppel Corp. Ltd.	1,656,760	9,566
	Capitaland Investment Ltd.	3,048,305	9,235
	CapitaLand Ascendas REIT	3,985,510	8,771
	Wilmar International Ltd.	2,518,116	7,829
	Singapore Airlines Ltd.	1,528,883	6,913
	Singapore Exchange Ltd.	963,318	6,785
	Genting Singapore Ltd.	7,164,194	5,426
	Singapore Technologies Engineering Ltd.	1,848,530	5,197
	Mapletree Logistics Trust	3,810,072	4,926
	Venture Corp. Ltd.	318,416	4,496
	Mapletree Industrial Trust	2,327,021	4,229
	Mapletree Commercial Trust	2,900,437	4,036
	City Developments Ltd.	563,517	3,577
	Frasers Logistics & Commercial Trust	3,412,456	3,284
	UOL Group Ltd.	606,597	3,237
	Sembcorp Industries Ltd.	1,106,968	3,053
	Suntec REIT	2,583,966	2,763
	Jardine Cycle & Carriage Ltd.	120,527	2,672
	NetLink NBN Trust	3,631,900	2,422
	Keppel DC REIT	1,526,078	2,379
	Frasers Centrepoint Trust	1,338,743	2,270
	ComfortDelGro Corp. Ltd.	2,408,304	2,206
*	Sembcorp Marine Ltd.	19,904,025	2,161
	Ascott Residence Trust	2,402,798	2,037
	Keppel REIT	2,551,582	1,881
	Keppel Infrastructure Trust	4,284,380	1,879
	ESR-REIT	6,348,535	1,843

		Shares	Market Value ($000)
*	SATS Ltd.	741,641	1,711
	Lendlease Global Commercial REIT	2,517,800	1,394
	Haw Par Corp. Ltd.	186,800	1,394
	Hutchison Port Holdings Trust Class U	6,472,166	1,332
	Parkway Life REIT	419,154	1,297
	CapitaLand China Trust	1,291,930	1,232
	Raffles Medical Group Ltd.	1,083,237	1,198
	Ascendas India Trust	1,198,600	1,108
	Olam Group Ltd.	844,700	1,027
	AEM Holdings Ltd.	370,800	984
	PARAGON REIT	1,317,838	979
	CDL Hospitality Trusts	942,700	973
	AIMS APAC REIT	886,200	927
*	SIA Engineering Co. Ltd.	465,009	884
	Singapore Post Ltd.	1,653,529	706
	iFAST Corp. Ltd.	177,200	705
	Starhill Global REIT	1,590,101	692
	First Resources Ltd.	581,389	681
	Keppel Pacific Oak US REIT	1,266,000	678
	Manulife US REIT	2,020,275	668
	Sheng Siong Group Ltd.	480,299	600
	Far East Hospitality Trust	1,139,089	582
	OUE Commercial REIT	2,172,316	580
	Cromwell European REIT	330,480	579
	StarHub Ltd.	601,070	523
	UMS Holdings Ltd.	488,300	494
	Digital Core REIT Management Private Ltd.	760,300	481
	Sabana Industrial REIT	1,110,559	377
	Thomson Medical Group Ltd.	6,715,700	374
	Hour Glass Ltd.	203,800	323
	Prime US REIT	603,753	315
	Riverstone Holdings Ltd.	609,500	300
	First REIT	1,142,208	244
	Nanofilm Technologies International Ltd.	213,000	235
	Silverlake Axis Ltd.	762,789	210
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	160
	Bumitama Agri Ltd.	289,847	134
*	Yoma Strategic Holdings Ltd.	1,405,647	133
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*,3	Eagle Hospitality Trust	700,500	—
			305,698
South Korea (12.5%)
	Samsung Electronics Co. Ltd.	5,688,890	283,365
	SK Hynix Inc.	645,136	46,672
	Samsung Electronics Co. Ltd. Preference Shares	972,685	43,648
	Samsung SDI Co. Ltd.	62,876	35,236
	LG Chem Ltd.	55,511	31,331
	NAVER Corp.	172,067	28,585
	Hyundai Motor Co.	165,013	22,495
	POSCO Holdings Inc.	88,395	21,721
	KB Financial Group Inc.	461,738	21,043
	Shinhan Financial Group Co. Ltd.	591,697	20,008
	Kakao Corp.	359,270	18,085
*	LG Energy Solution	41,289	17,562
	Celltrion Inc.	131,511	17,357
	Kia Corp.	306,051	16,674
*,2	Samsung Biologics Co. Ltd.	21,825	14,092
	Hana Financial Group Inc.	342,611	13,611

		Shares	Market Value ($000)
	Hyundai Mobis Co. Ltd.	73,102	12,223
	Samsung C&T Corp.	99,380	9,598
	KT&G Corp.	127,524	9,566
*	SK Innovation Co. Ltd.	62,267	8,276
	Woori Financial Group Inc.	749,583	7,819
	Samsung Electro-Mechanics Co. Ltd.	65,958	7,703
	LG Electronics Inc.	92,108	7,547
	LG Corp.	104,939	7,067
	NCSoft Corp.	18,712	6,926
	SK Inc.	42,477	6,871
*	Doosan Heavy Industries & Construction Co. Ltd.	497,025	6,797
	Samsung Fire & Marine Insurance Co. Ltd.	38,694	6,380
[1]	HMM Co. Ltd.	345,411	6,143
[1]	POSCO Chemical Co. Ltd.	32,473	5,952
	LG Household & Health Care Ltd. Preference Shares	21,802	5,641
	Celltrion Healthcare Co. Ltd.	117,869	5,516
	Samsung Life Insurance Co. Ltd.	90,016	5,182
*	Krafton Inc.	34,804	5,112
*	Hanwha Solutions Corp.	136,436	5,056
	Korea Zinc Co. Ltd.	11,217	4,940
	Korea Electric Power Corp.	302,741	4,888
	L&F Co. Ltd.	27,601	4,660
*	KakaoBank Corp.	202,076	4,484
*	Korean Air Lines Co. Ltd.	224,880	4,450
	Samsung SDS Co. Ltd.	42,824	4,367
*	Samsung Engineering Co. Ltd.	186,017	3,926
[1]	Ecopro BM Co. Ltd.	46,832	3,824
	LG Innotek Co. Ltd.	16,691	3,719
	Amorepacific Corp.	30,155	3,584
	S-Oil Corp.	48,328	3,486
*	Samsung Heavy Industries Co. Ltd.	731,764	3,458
*	SK Square Co. Ltd.	116,422	3,449
*	HYBE Co. Ltd.	21,859	3,439
	Hyundai Motor Co. Preference Shares (XKRS)	47,841	3,350
	Korea Aerospace Industries Ltd.	84,413	3,312
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	50,828	3,301
	Lotte Chemical Corp.	20,872	3,013
	Coway Co. Ltd.	66,270	3,005
*,1	HLB Inc. (XKOS)	119,902	2,983
	Hyundai Glovis Co. Ltd.	21,949	2,970
	Hyundai Heavy Industries Holdings Co. Ltd.	59,376	2,952
	LG Display Co. Ltd.	263,287	2,932
*	Meritz Fire & Marine Insurance Co. Ltd.	64,466	2,851
	DB Insurance Co. Ltd.	53,038	2,826
	LG Electronics Inc. Preference Shares	73,151	2,727
	Hanwha Aerospace Co. Ltd.	40,953	2,686
	Yuhan Corp.	63,099	2,686
	Hyundai Engineering & Construction Co. Ltd.	86,032	2,675
	Orion Corp.Republic of Korea	25,798	2,611
*	Kangwon Land Inc.	132,619	2,541
	Industrial Bank of Korea	303,923	2,537
	Hyundai Steel Co.	89,801	2,508
	Kumho Petrochemical Co. Ltd.	20,530	2,469
	Hotel Shilla Co. Ltd.	36,716	2,373
	CJ CheilJedang Corp.	8,361	2,346
	F&F Co. Ltd.	18,733	2,324
	Korea Investment Holdings Co. Ltd.	45,414	2,317
	LG Chem Ltd. Preference Shares	9,229	2,298

		Shares	Market Value ($000)
	Hankook Tire & Technology Co. Ltd.	86,587	2,285
	LG Uplus Corp.	251,071	2,271
[1]	Ecopro Co. Ltd.	21,602	2,174
	GS Holdings Corp.	59,717	2,146
	Samsung Securities Co. Ltd.	75,184	2,047
	E-MART Inc.	23,931	2,034
	BNK Financial Group Inc.	349,156	2,014
	LG Household & Health Care Ltd.	3,298	1,999
*	Hyundai Rotem Co. Ltd.	85,849	1,934
	Fila Holdings Corp.	60,599	1,914
[1]	JYP Entertainment Corp.	31,688	1,879
	Hanmi Pharm Co. Ltd.	8,987	1,878
	SKC Co. Ltd.	22,853	1,782
	Hyundai Marine & Fire Insurance Co. Ltd.	70,144	1,766
	Mirae Asset Securities Co. Ltd.	314,656	1,747
*,1	SK Biopharmaceuticals Co. Ltd.	28,682	1,693
	Meritz Securities Co. Ltd.	323,865	1,691
[1]	Hansol Chemical Co. Ltd.	9,674	1,668
*,1,2	SK IE Technology Co. Ltd.	30,307	1,666
[1]	DB HiTek Co. Ltd.	43,069	1,598
*	Hyundai Heavy Industries Co. Ltd.	17,264	1,567
[1]	OCI Co. Ltd.	21,322	1,566
*	Hyundai Mipo Dockyard Co. Ltd.	23,766	1,561
	Shinsegae Inc.	8,134	1,535
	LEENO Industrial Inc.	10,718	1,496
	Cheil Worldwide Inc.	83,623	1,494
	Hyundai Motor Co. Preference Shares	20,974	1,468
[1]	SM Entertainment Co. Ltd.	20,111	1,447
	GS Engineering & Construction Corp.	75,874	1,447
*,1	SK Bioscience Co. Ltd.	23,517	1,443
	Mando Corp.	39,648	1,442
	JB Financial Group Co. Ltd.	173,259	1,432
	Hanon Systems	189,746	1,416
[1]	KIWOOM Securities Co. Ltd.	16,750	1,343
*,1	Pearl Abyss Corp.	36,050	1,336
*	Kakaopay Corp.	25,460	1,272
[1]	CS Wind Corp.	24,266	1,270
*,1	Kakao Games Corp.	33,369	1,269
	Youngone Corp.	35,061	1,247
	NH Investment & Securities Co. Ltd.	164,990	1,236
*,1	Celltrion Pharm Inc.	23,673	1,236
	LS Corp.	21,404	1,230
[1]	Posco International Corp.	63,814	1,222
[1]	Hyosung Advanced Materials Corp.	3,880	1,215
[1]	Hyosung TNC Corp.	3,585	1,213
	DGB Financial Group Inc.	186,478	1,208
*	Alteogen Inc.	39,596	1,193
	DL E&C Co. Ltd.	37,699	1,171
*	CosmoAM&T Co. Ltd.	23,912	1,158
	Mirae Asset Securities Co. Ltd. Preference Shares	385,092	1,156
	AMOREPACIFIC Group	34,454	1,153
	BGF retail Co. Ltd.	7,432	1,126
[1]	WONIK IPS Co. Ltd.	44,276	1,119
	GS Retail Co. Ltd.	47,460	1,115
	Pan Ocean Co. Ltd.	226,249	1,115
*	Meritz Financial Group Inc.	31,821	1,114
	Samchully Co. Ltd.	2,803	1,112
*,1	Hyundai Doosan Infracore Co. Ltd.	174,738	1,108

		Shares	Market Value ($000)
	CJ ENM Co. Ltd.	12,519	1,095
	S-1 Corp.	22,961	1,074
	Amorepacific Corp. Preference Shares	26,476	1,066
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	56,010	1,058
[1]	NongShim Co. Ltd.	3,790	1,057
[1]	Iljin Materials Co. Ltd.	20,409	1,049
*,1	Doosan Fuel Cell Co. Ltd.	38,488	1,048
[1]	LX Semicon Co. Ltd.	15,604	1,026
	Lotte Shopping Co. Ltd.	13,301	1,019
	CJ Corp.	14,996	1,005
	Koh Young Technology Inc.	71,618	1,005
	SK Telecom Co. Ltd.	26,189	992
[1,2]	Netmarble Corp.	19,891	991
[1]	KCC Corp.	5,035	970
[1]	Chunbo Co. Ltd.	4,924	959
[1]	Dongjin Semichem Co. Ltd.	34,657	950
	LOTTE Fine Chemical Co. Ltd.	20,259	946
	Hanwha Corp. Preference Shares	81,226	941
	Soulbrain Co. Ltd.	4,901	936
*,1	SAM KANG M&T Co. Ltd.	54,243	916
	SD Biosensor Inc.	39,018	911
	Doosan Bobcat Inc.	31,815	903
	Hyundai Department Store Co. Ltd.	17,917	899
*,1	HLB Life Science Co. Ltd.	97,392	887
*	Hanwha Corp.	38,388	886
	Samsung Card Co. Ltd.	35,312	871
	Hyundai Wia Corp.	19,883	869
	Kolon Industries Inc.	22,886	852
[1]	Dongkuk Steel Mill Co. Ltd.	76,269	851
*	Hyundai Electric & Energy System Co. Ltd.	26,050	851
	SK Chemicals Co. Ltd.	12,382	846
*,1	Hyundai Bioscience Co. Ltd.	42,498	830
*	Daewoo Engineering & Construction Co. Ltd.	211,924	829
	LIG Nex1 Co. Ltd.	12,570	828
	Korea Gas Corp.	30,208	820
*	Hanjin Kal Corp.	24,457	815
[1]	Daejoo Electronic Materials Co. Ltd.	11,574	813
[1]	Hanwha Systems Co. Ltd.	74,579	813
*	Hugel Inc.	7,018	810
*,1	KMW Co. Ltd.	36,170	798
	People & Technology Inc.	21,829	793
	Lotte Corp.	29,941	789
	Hite Jinro Co. Ltd.	36,636	785
[1]	KEPCO Engineering & Construction Co. Inc.	14,528	780
	LX International Corp.	27,226	779
	LS Electric Co. Ltd.	17,496	761
*,1	Paradise Co. Ltd.	51,518	757
	Chong Kun Dang Pharmaceutical Corp.	11,332	753
*	Hanwha Life Insurance Co. Ltd.	335,495	749
	Seegene Inc.	33,456	747
	Korean Reinsurance Co.	120,062	736
*	SOLUM Co. Ltd.	40,368	736
	Dentium Co. Ltd.	7,591	730
*,1	CJ Logistics Corp.	9,835	723
	Green Cross Corp.	6,864	722
[1]	DL Holdings Co. Ltd.	14,176	705
[1]	ST Pharm Co. Ltd.	10,408	691
	Hyundai Construction Equipment Co. Ltd.	14,247	686

		Shares	Market Value ($000)
	Daeduck Electronics Co. Ltd.	38,567	677
[1]	Daewoong Pharmaceutical Co. Ltd.	5,435	674
*,1	Hana Tour Service Inc.	12,633	664
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	659
	Poongsan Corp.	22,308	656
[1]	KEPCO Plant Service & Engineering Co. Ltd.	23,216	655
	Daishin Securities Co. Ltd. Preference Shares	64,569	647
	SFA Engineering Corp.	20,927	637
	Hanmi Semiconductor Co. Ltd.	54,584	636
	Dongsuh Cos. Inc.	37,125	632
[1]	Wemade Co. Ltd.	19,735	632
	Hyundai Elevator Co. Ltd.	25,798	627
[1]	Kolmar Korea Co. Ltd.	17,220	625
	SSANGYONG C&E Co. Ltd.	133,064	623
	Douzone Bizon Co. Ltd.	21,738	621
[1]	Foosung Co. Ltd.	59,527	619
	Medytox Inc.	5,654	616
*,1	Naturecell Co. Ltd.	55,412	615
	Com2uSCorp	11,226	611
	Ottogi Corp.	1,573	608
*	Hanall Biopharma Co. Ltd.	45,201	607
*,1	Sam Chun Dang Pharm Co. Ltd.	15,258	600
	Green Cross Holdings Corp.	43,452	599
	Eo Technics Co. Ltd.	9,669	592
*	GeneOne Life Science Inc.	84,701	589
	Hyosung Corp.	10,198	586
*	LegoChem Biosciences Inc.	19,325	582
*	Chabiotech Co. Ltd.	49,658	575
	Cosmax Inc.	8,775	561
[1]	Advanced Nano Products Co. Ltd.	8,173	561
*	Sungeel Hitech Co. Ltd.	6,447	553
*,1	Myoung Shin Industrial Co. Ltd.	39,269	546
[1]	AfreecaTV Co. Ltd.	8,367	544
[1]	SIMMTECH Co. Ltd.	21,950	544
	Ecopro HN Co. Ltd.	13,208	544
*	Taihan Electric Wire Co. Ltd.	414,697	542
*,1	Bioneer Corp.	24,802	541
*,1	Oscotec Inc.	34,101	534
	MegaStudyEdu Co. Ltd.	8,789	533
	HK inno N Corp.	16,621	533
*,1	STCUBE	49,674	527
*	Pharmicell Co. Ltd.	61,237	522
	Park Systems Corp.	5,168	517
	Daou Technology Inc.	27,398	512
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,049	512
[1]	S&S Tech Corp.	20,669	508
	Solus Advanced Materials Co. Ltd.	15,575	502
[1]	YG Entertainment Inc.	11,798	501
[1]	Doosan Co. Ltd.	6,573	498
[1]	Ahnlab Inc.	6,498	497
*,1	GemVax & Kael Co. Ltd.	41,462	497
*,1	Genexine Inc.	40,719	492
	SK REIT Co. Ltd.	117,419	492
*	Asiana Airlines Inc.	39,127	489
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	488
	SK Networks Co. Ltd.	147,072	487
	Humasis Co. Ltd.	38,222	487
	Youlchon Chemical Co. Ltd.	14,975	480

		Shares	Market Value ($000)
	CJ CheilJedang Corp. Preference Shares	3,589	480
[1]	BH Co. Ltd.	28,372	477
	Innocean Worldwide Inc.	13,021	474
	Lotte Rental Co. Ltd.	20,535	467
	JR Global REIT	127,518	465
*,1	Studio Dragon Corp.	7,069	464
*	NHN Corp.	19,507	464
*,1	Duk San Neolux Co. Ltd.	15,700	462
	Lutronic Corp.	23,863	456
[1]	PI Advanced Materials Co. Ltd.	16,375	456
*,1	Lotte Tour Development Co. Ltd.	40,137	455
	Lotte Chilsung Beverage Co. Ltd.	3,461	450
*,1	Creative & Innovative System	53,797	450
	LOTTE REIT Co. Ltd.	135,321	449
*	Hyosung Heavy Industries Corp.	7,610	447
*,1	ABLBio Inc.	27,916	447
	Hyundai Autoever Corp.	4,871	446
	ESR Kendall Square REIT Co. Ltd.	133,264	444
[1]	Hanssem Co. Ltd.	10,465	442
	PharmaResearch Co. Ltd.	6,998	441
*	Neowiz	12,785	438
[1]	Korea Petrochemical Ind Co. Ltd.	3,241	437
*,1	Wysiwyg Studios Co. Ltd.	28,051	437
	Daewoong Co. Ltd.	24,126	435
	Samsung SDI Co. Ltd. Preference Shares	1,637	428
[1]	IS Dongseo Co. Ltd.	14,949	424
	Tokai Carbon Korea Co. Ltd.	4,972	423
[1]	RFHIC Corp.	21,362	422
*	CJ CGV Co. Ltd.	26,970	421
*,1	Enchem Co. Ltd.	8,536	418
*	Eoflow Co. Ltd.	27,180	415
*	Kumho Tire Co. Inc.	159,017	410
	Hanmi Science Co. Ltd.	16,589	407
[1]	Samyang Holdings Corp.	6,943	407
	Hanwha Investment & Securities Co. Ltd.	147,595	405
[1]	Intellian Technologies Inc.	7,186	403
[1]	DoubleUGames Co. Ltd.	10,014	402
	NICE Information Service Co. Ltd.	37,896	401
	Shinhan Alpha REIT Co. Ltd.	68,923	400
[1]	Daesang Corp.	22,688	393
	Korea Electric Terminal Co. Ltd.	8,788	390
*	NKMax Co. Ltd.	36,498	385
[1]	Jusung Engineering Co. Ltd.	38,406	382
[1]	Huchems Fine Chemical Corp.	23,711	380
	Sebang Global Battery Co. Ltd.	9,670	374
	Dawonsys Co. Ltd.	30,199	373
	SL Corp.	17,748	372
	Han Kuk Carbon Co.	37,887	372
[1]	Taekwang Industrial Co. Ltd.	615	371
	HAESUNG DS Co. Ltd.	11,397	371
[1]	GOLFZON Co. Ltd.	3,185	367
[1]	Innox Advanced Materials Co. Ltd.	14,365	367
	Hyundai Greenfood Co. Ltd.	61,450	366
[1]	Eugene Technology Co. Ltd.	17,175	364
*,1	Hana Micron Inc.	41,816	362
[1]	Zinus Inc.	11,540	360
*,1	NEPES Corp.	25,204	358
*	Helixmith Co. Ltd.	37,368	357

		Shares	Market Value ($000)
	Handsome Co. Ltd.	15,955	356
*	LX Holdings Corp.	49,338	354
	Mcnex Co. Ltd.	14,132	351
	Seoul Semiconductor Co. Ltd.	40,069	349
[1]	Partron Co. Ltd.	49,241	348
[1]	DongKook Pharmaceutical Co. Ltd.	24,831	345
	KCC Glass Corp.	10,673	343
*,1	GC Cell Corp.	9,045	342
*	Vaxcell-Bio Therapeutics Co. Ltd.	11,891	342
*	TY Holdings Co. Ltd.	35,679	341
*	Hanwha General Insurance Co. Ltd.	96,810	340
[1]	Tesna Inc.	13,251	337
[1]	Harim Holdings Co. Ltd.	47,103	335
*	SFA Semicon Co. Ltd.	91,287	322
	SNT Motiv Co. Ltd.	8,590	320
	Hyundai Home Shopping Network Corp.	7,020	320
	Hankook & Co. Co. Ltd.	29,112	319
*	HLB Therapeutics Co. Ltd.	32,951	319
[1]	Dongwon Industries Co. Ltd.	8,480	318
*,1	Cellivery Therapeutics Inc.	29,732	318
*,1	Ananti Inc.	49,110	317
	Youngone Holdings Co. Ltd.	6,352	316
*	Korea Line Corp.	166,738	313
*	Amicogen Inc.	19,806	312
*,1	Grand Korea Leisure Co. Ltd.	18,664	311
	Orion Holdings Corp.	24,323	309
[1]	Posco ICT Co. Ltd.	55,682	308
	Bukwang Pharmaceutical Co. Ltd.	40,483	307
	i-SENS Inc.	10,775	307
[1]	INTOPS Co. Ltd.	12,921	303
	Dong-A Socio Holdings Co. Ltd.	3,626	300
	Hanjin Transportation Co. Ltd.	16,755	300
	Nexen Tire Corp.	53,943	294
[1]	Young Poong Corp.	576	293
	Nature Holdings Co. Ltd.	11,443	293
	SK Discovery Co. Ltd.	11,258	292
*	Yungjin Pharmaceutical Co. Ltd.	98,804	290
	Seojin System Co. Ltd.	21,497	287
[1]	Hansae Co. Ltd.	21,409	284
*	Solid Inc.	59,157	283
*,1	CMG Pharmaceutical Co. Ltd.	151,089	282
	LF Corp.	20,082	281
	Unid Co. Ltd.	4,057	281
*,1	Modetour Network Inc.	16,554	278
	Songwon Industrial Co. Ltd.	17,802	275
*	Shinsung E&G Co. Ltd.	185,585	274
[1]	NHN KCP Corp.	23,149	271
	Boryung Pharmaceutical Co. Ltd.	34,542	271
*,1	Danal Co. Ltd.	55,587	268
	SK Securities Co. Ltd.	412,921	266
	SK Gas Ltd.	2,671	265
[1]	Lotte Confectionery Co. Ltd.	2,706	264
*	Webzen Inc.	17,380	263
*	MedPacto Inc.	15,334	263
	Dong-A ST Co. Ltd.	4,943	260
*	Eubiologics Co. Ltd.	36,652	258
[1]	Sungwoo Hitech Co. Ltd.	62,439	257
[1]	L&C Bio Co. Ltd.	14,070	253

		Shares	Market Value ($000)
[1]	Shinsegae International Inc.	12,573	251
	NICE Holdings Co. Ltd.	22,737	248
	Samwha Capacitor Co. Ltd.	7,752	245
	Advanced Process Systems Corp.	15,616	243
	LX Hausys Ltd.	7,559	240
[1]	KH Vatec Co. Ltd.	19,836	239
*	DIO Corp.	13,182	237
	TES Co. Ltd.	16,365	237
*	Hyosung Chemical Corp.	2,461	237
	KISWIRE Ltd.	13,894	234
	Ilyang Pharmaceutical Co. Ltd.	14,932	231
	JW Pharmaceutical Corp.	13,916	227
	Namyang Dairy Products Co. Ltd.	555	227
*	iNtRON Biotechnology Inc.	32,431	227
*,1	Insun ENT Co. Ltd.	31,364	224
*,1	Ace Technologies Corp.	43,100	223
*	Next Science Co. Ltd.	46,581	223
*	Komipharm International Co. Ltd.	39,228	219
	Yuanta Securities Korea Co. Ltd.	97,416	219
	Hansol Paper Co. Ltd.	20,610	219
	Binggrae Co. Ltd.	6,496	218
	InBody Co. Ltd.	12,087	218
	Sung Kwang Bend Co. Ltd.	20,252	218
*,1	Hancom Inc.	18,474	216
*	HJ Shipbuilding & Construction Co. Ltd.	67,453	216
	Mirae Asset Life Insurance Co. Ltd.	90,192	216
	TK Corp.	16,040	213
*,1	Binex Co. Ltd.	24,961	210
*	Medipost Co. Ltd.	17,203	210
	Halla Holdings Corp.	8,367	209
*	BNC Korea Co. Ltd.	54,351	209
[1]	Sangsangin Co. Ltd.	43,111	208
*	UniTest Inc.	20,098	205
	iMarketKorea Inc.	24,253	202
[1]	Seobu T&D	31,099	200
	Dongwon F&B Co. Ltd.	1,487	198
	Korea United Pharm Inc.	10,554	198
	KUMHOE&C Co. Ltd.	32,875	195
*	Daea TI Co. Ltd.	69,968	194
[1]	Hanil Cement Co. Ltd.	19,888	194
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	193
	Tongyang Inc.	214,451	193
	HDC Holdings Co. Ltd.	38,508	192
	Gradiant Corp.	14,835	191
	Vieworks Co. Ltd.	7,236	190
*	Com2uS Holdings Corp.	4,974	187
	ENF Technology Co. Ltd.	9,876	187
	LOTTE Himart Co. Ltd.	16,760	185
*	Giantstep Inc.	10,609	184
*	CrystalGenomics Inc.	65,836	183
*	OliX Pharmaceuticals Inc.	10,430	182
	Soulbrain Holdings Co. Ltd.	8,879	181
	SPC Samlip Co. Ltd.	3,026	179
*	Mezzion Pharma Co. Ltd.	17,178	179
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	174
[1]	ITM Semiconductor Co. Ltd.	7,554	174
*,1	Kuk-il Paper Manufacturing Co. Ltd.	99,421	172
*	Wonik Holdings Co. Ltd.	57,021	166

		Shares	Market Value ($000)
[1]	Cuckoo Homesys Co. Ltd.	6,811	166
	Eugene Investment & Securities Co. Ltd.	73,834	166
	KC Tech Co. Ltd.	11,245	166
	Hyundai Bioland Co. Ltd.	14,601	165
*	Sambu Engineering & Construction Co. Ltd.	158,422	164
	HS Industries Co. Ltd.	48,529	163
	Seah Besteel Corp.	12,109	162
	Samyang Corp.	4,819	161
	Namhae Chemical Corp.	21,157	159
	Hankook Shell Oil Co. Ltd.	821	158
	Tongyang Life Insurance Co. Ltd.	40,696	158
	CJ Freshway Corp.	5,910	157
	Chongkundang Holdings Corp.	3,470	156
*,1	Toptec Co. Ltd.	20,827	155
	Huons Co. Ltd.	6,404	153
	KTB Investment & Securities Co. Ltd.	55,345	152
	OptoElectronics Solutions Co. Ltd.	9,704	152
*	Samsung Pharmaceutical Co. Ltd.	65,384	149
	Humedix Co. Ltd.	6,654	148
	KISCO Corp.	26,910	148
	E1 Corp.	3,817	147
*	Hansol Technics Co. Ltd.	31,255	147
	Maeil Dairies Co. Ltd.	3,566	147
*	AbClon Inc.	14,113	146
*	Peptron Inc.	21,163	144
*	Homecast Co. Ltd.	41,131	143
	Daeduck Co. Ltd.	25,716	141
*,1	Namsun Aluminum Co. Ltd.	73,435	141
	KC Co. Ltd.	9,355	140
*	Cafe24 Corp.	14,838	137
	Eusu Holdings Co. Ltd.	25,616	136
	Byucksan Corp.	69,762	135
	Jeil Pharmaceutical Co. Ltd.	8,035	135
	Dae Han Flour Mills Co. Ltd.	1,098	133
	Kolon Corp.	7,213	131
*	Hansol Holdings Co. Ltd.	46,848	129
*	Eutilex Co. Ltd.	25,360	129
*	Inscobee Inc.	103,073	126
	Hyundai Corp.	9,252	125
	Aekyung Industrial Co. Ltd.	7,793	125
	Woongjin Thinkbig Co. Ltd.	59,387	124
	Sindoh Co. Ltd.	4,440	121
	Korea Asset In Trust Co. Ltd.	48,193	121
	KT Skylife Co. Ltd.	17,601	119
	LG HelloVision Co. Ltd.	30,960	118
*	Dongsung Pharmaceutical Co. Ltd.	21,629	113
*	Able C&C Co. Ltd.	20,809	112
*,1	Telcon RF Pharmaceutical Inc.	130,325	111
	ICD Co. Ltd.	14,626	110
	Sam Young Electronics Co. Ltd.	14,020	107
	BGF Co. Ltd.	30,583	106
	Kolmar Korea Holdings Co. Ltd.	7,605	103
	DB Financial Investment Co. Ltd.	28,425	103
*	Enzychem Lifesciences Corp.	78,426	103
	Kyobo Securities Co. Ltd.	21,410	101
	Hanil Holdings Co. Ltd.	11,375	101
	Huons Global Co. Ltd.	5,419	95
	Cuckoo Holdings Co. Ltd.	7,093	95

		Shares	Market Value ($000)
*	Kum Yang Co. Ltd.	4,264	92
*	Interflex Co. Ltd.	11,070	89
	Taeyoung Engineering & Construction Co. Ltd.	25,696	88
	Lock&Lock Co. Ltd.	15,263	86
*	Cellid Co. Ltd.	7,639	81
*	Cosmochemical Co. Ltd.	4,116	78
*	Aprogen Biologics	250,007	75
*	Hyundai Livart Furniture Co. Ltd.	7,929	61
*	Unidbtplus Co. Ltd.	10,249	61
*	Anterogen Co. Ltd.	5,156	58
*	KH Feelux Co. Ltd.	110,951	57
*	CUROCOM Co. Ltd.	97,543	57
*	Samyang Foods Co. Ltd.	396	40
*	Hanwha Solutions Corp. Preference Shares	691	19
			1,145,669
Total Common Stocks (Cost $9,317,156)			9,094,222
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $212,072)	2,121,144	212,093
Total Investments (101.6%) (Cost $9,529,228)			9,306,315
Other Assets and Liabilities—Net (-1.6%)			(150,567)
Net Assets (100%)			9,155,748
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $178,060,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $50,434,000, representing 0.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $190,122,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	March 2023	119	7,696	333
S&P ASX 200 Index	March 2023	99	12,971	550
Topix Index	March 2023	289	43,861	1,015
				1,898

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	3/15/23	AUD	15,296	USD	10,379	436	—
BNP Paribas	3/15/23	AUD	6,839	USD	4,660	176	—
State Street Bank & Trust Co.	3/15/23	AUD	6,839	USD	4,640	195	—
JPMorgan Chase Bank, N.A.	3/15/23	AUD	2,996	USD	2,030	88	—
Toronto-Dominion Bank	3/15/23	JPY	6,151,077	USD	45,767	1,776	—
Morgan Stanley Capital Services Inc.	3/15/23	JPY	6,149,357	USD	45,606	1,923	—
JPMorgan Chase Bank, N.A.	3/15/23	JPY	1,002,630	USD	7,472	278	—
Royal Bank of Canada	3/15/23	KRW	5,867,300	USD	4,517	254	—
BNP Paribas	3/15/23	KRW	5,872,037	USD	4,508	267	—
Morgan Stanley Capital Services Inc.	3/15/23	KRW	1,738,225	USD	1,368	46	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	15,755	AUD	23,475	—	(843)
HSBC Bank plc	3/15/23	USD	588	HKD	4,575	3	—
Morgan Stanley Capital Services Inc.	3/15/23	USD	31,034	JPY	4,193,671	—	(1,380)
State Street Bank & Trust Co.	3/15/23	USD	31,034	JPY	4,193,671	—	(1,380)
Bank of America, N.A.	3/15/23	USD	13,423	KRW	17,040,638	—	(433)
State Street Bank & Trust Co.	3/15/23	USD	6,119	KRW	7,972,678	—	(364)
						5,442	(4,400)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,163,000 and cash of $1,630,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	9,091,396	2,826	9,094,222
Temporary Cash Investments	212,093	—	—	212,093
Total	212,093	9,091,396	2,826	9,306,315
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,898	—	—	1,898
Forward Currency Contracts	—	5,442	—	5,442
Total	1,898	5,442	—	7,340
Liabilities
Forward Currency Contracts	—	4,400	—	4,400
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.